UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

**FORM N-CSRS**

**CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES**

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/13

**Item 1. Reports to Stockholders.**

FEBRUARY 28, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

FIXED INCOME

TEMPLETON GLOBAL BOND FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Global Bond Fund

Your Fund’s Goal and Main Investments: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

We are pleased to bring you Templeton Global Bond Fund’s semiannual report for the period ended February 28, 2013.

Performance Overview

For the six months under review, Templeton Global Bond Fund – Class A delivered a +7.39% cumulative total return. In comparison, global govern-
ment bonds, as measured by the Fund’s benchmark, the Citigroup World
Government Bond Index (WGBI), had cumulative total returns of +1.24% in local currency terms and -2.93% in U.S. dollar terms for the same period.1
You can find the Fund’s long-term performance data in the Performance
Summary beginning on page 7.

Economic and Market Overview

The global economic recovery was mixed during the period under review.
Emerging markets continued to lead the recovery as several emerging economies returned to or exceeded their pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, also enjoyed relatively strong recoveries, growth in the G-3 (U.S., eurozone and Japan) was slow by the standards of previous recoveries.

As fears eased surrounding the issues of sovereign debt in Europe, the possi-
bility of another recession in the U.S. and a potential “hard landing” in
China, financial markets generally rallied. Improving sentiment, relatively strong fundamentals and central banks’ continued provision of liquidity

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

across the globe supported risk assets, leading equity markets to perform well and bond yields to generally increase. Policymakers in the largest developed economies continued their already unprecedented efforts to supply liquidity. Monetary policy actions elsewhere in the world were mixed, and some poli-cymakers were less willing to reverse previous tightening efforts in response to the external environment.

The ongoing eurozone sovereign debt crisis led to periods of risk aversion, when yields declined, equity markets sold off and perceived safe haven assets rallied, alternating with periods of heightened risk appetite, when yields increased and investors again favored risk assets. Against this backdrop, increased liquidity creation continued. For example, the Bank of Japan raised its inflation target and the U.S. Federal Reserve Board extended quantitative easing and made more explicit use of forward guidance. Economic data among the largest economies remained inconsistent with some observers’ dire predictions of a severe global economic slowdown.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

Manager’s Discussion

Several factors, including interest rate developments, currency movements and exposure to sovereign debt markets affected the Fund’s total return. During the period under review, currency positions, interest rate strategies and sovereign credit exposures each contributed to performance.

Interest Rate Strategy

During the period under review, we maintained the portfolio’s defensive duration posture as policymakers in the G-3, the U.K. and Switzerland implemented historically accommodative monetary policies. With interest rates in the U.S. and Japan at historically low levels, central banks supplying significant liquidity to the financial sector and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in these government bond markets and maintained underweighted duration exposure in the U.S. and no duration exposure in Japan. Select duration exposures in Europe contributed to absolute performance during the period. The Fund maintained little duration exposure in emerging markets, except in select countries where rates were already quite high. Consequently, duration contributions from emerging markets were limited.

4 | Semiannual Report

Currency Strategy

The Fund’s diversified currency exposure contributed to performance. As part of the Fund’s investment strategy, we used currency forward contracts to limit or add exposure to various currencies. The U.S. dollar was broadly stronger and gained 2.77% during the period against the currencies of major U.S. trading partners.2 However, several Asian currencies, with the notable exception of the Japanese yen, appreciated against the U.S. dollar during the period. Overall, the Fund’s exposure to Asian currencies contributed to performance. Our large net-negative position in the Japanese yen, achieved through the use of currency forward contracts, notably benefited performance as the yen depreciated 15.13% against the U.S. dollar during the period.3 Currency positions elsewhere in Asia also added to relative and absolute results. Malaysia’s central bank kept its policy rate constant while Australia, the Philippines and South Korea cut rates during the period. The currencies of these countries posted mixed performance against the U.S. dollar. During the period, the Australian dollar depreciated 0.94% while the Malaysian ringgit rose 1.10%, the Philippine peso gained 3.48% and the South Korean won strengthened 4.78% against the U.S. dollar.3

The euro appreciated 3.72% against the U.S. dollar during the period as the European Central Bank maintained its commitment to preserving the European Monetary Union.3 The Fund’s net-negative euro position was the largest detractor from relative and absolute performance. The Fund’s positioning in some other European currencies that also appreciated against the U.S. dollar partially offset this effect. The Norwegian krone, Swedish krona and Polish zloty appreciated 1.24%, 2.73% and 4.53%, respectively, against the U.S. dollar.3

Exposure to Latin American currencies contributed to Fund performance. Economic growth in much of the region continued to be supported by domestic and external demand. The Brazilian central bank cut its policy rate, while Mexico and Chile held rates constant. The Brazilian real appreciated 2.63%, the Chilean peso advanced 1.53% and the Mexican peso rose 3.74% against the U.S. dollar during the period.3

Global Sovereign Debt Strategy

The Fund purchased hard currency-denominated sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Spreads narrowed between yields on sovereign credits and assets often considered safer, such as U.S.

2. Source: Federal Reserve H.10 Report.
3. Source: IDC/Exshare.

Semiannual Report | 5

Treasuries, during the period. As financial markets began reflecting the underlying strength of emerging economies, many traditional emerging markets could borrow more cheaply than some eurozone members and, in several cases, U.S. states. U.S. dollar-denominated emerging market debt posted a +3.22% total return during the period, as measured by the J.P.
Morgan (JPM) Emerging Markets Bond Index (EMBI) Global.1 Overall,
sovereign credit spreads narrowed 37 basis points (0.37 percentage points)
during the period.4 Regionally, Latin American sovereign debt posted a
+3.31% total return, Asian debt +1.65%, and central and eastern European debt +4.02%.4

Thank you for your continued participation in Templeton Global Bond Fund.
We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reli-
able, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: J.P. Morgan. Regional returns are from subindexes of the JPM EMBI Global.

6 | Semiannual Report

Performance Summary as of 2/28/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised.
Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liq-
uidity. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the
Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value.
The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs.

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.86%; C: 1.26%; R: 1.11%; and
Advisor: 0.61%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 11

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aFor the period February 2, 2009 (effective date) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited)

Templeton Global Bond Fund	Principal Amount*	Value
Foreign Government and Agency Securities 70.5%		
Australia 3.6%		
Government of Australia, senior bond, 6.50%, 5/15/13	120,735,000 AUD	$ 124,231,459
New South Wales Treasury Corp.,		
5.25%, 5/01/13	35,195,000 AUD	36,075,852
5.50%, 8/01/13	1,046,155,000 AUD	1,079,632,158
Queensland Treasury Corp., senior note, 6.00%,		
8/14/13	337,046,000 AUD	349,002,590
8/21/13	448,420,000 AUD	464,455,776
Western Australia Treasury Corp., 8.00%, 6/15/13	452,509,000 AUD	468,620,292
		2,522,018,127
Brazil 2.7%		
Nota Do Tesouro Nacional,		
10.00%, 1/01/14	78,500[a] BRL	40,288,040
10.00%, 1/01/17	930,930[a] BRL	484,857,728
[b]Index Linked, 6.00%, 5/15/13	47,855[a] BRL	55,031,807
[b]Index Linked, 6.00%, 5/15/15	513,884[a] BRL	623,167,957
[b]Index Linked, 6.00%, 8/15/16	232,325[a] BRL	287,346,041
[b]Index Linked, 6.00%, 5/15/17	4,429[a] BRL	5,556,720
[b]Index Linked, 6.00%, 8/15/18	171,865[a] BRL	219,868,467
[b]Index Linked, 6.00%, 5/15/45	131,725[a] BRL	201,863,186
		1,917,979,946
Canada 2.3%		
Government of Canada,		
1.00%, 11/01/14	231,902,000 CAD	225,102,991
2.00%, 12/01/14	387,422,000 CAD	382,573,352
1.00%, 2/01/15	1,061,937,000 CAD	1,030,977,789
		1,638,654,132
Hungary 5.9%		
Government of Hungary,		
5.50%, 2/12/14	34,761,400,000 HUF	154,569,760
7.75%, 8/24/15	29,426,810,000 HUF	138,101,267
5.50%, 2/12/16	28,980,500,000 HUF	129,367,680
4.125%, 2/19/18	136,990,000	135,448,863
6.00%, 1/11/19	179,922,000 EUR	245,561,539
6.50%, 6/24/19	19,874,900,000 HUF	91,301,856
7.50%, 11/12/20	7,643,570,000 HUF	37,117,119
5.375%, 2/21/23	252,890,000	250,044,988
A, 8.00%, 2/12/15	20,591,600,000 HUF	96,248,328
A, 6.75%, 11/24/17	71,810,700,000 HUF	334,354,052
A, 7.00%, 6/24/22	12,385,200,000 HUF	57,837,577
B, 6.75%, 2/24/17	32,992,300,000 HUF	152,879,423
D, 6.75%, 8/22/14	96,881,630,000 HUF	439,466,176
E, 7.50%, 10/24/13	13,512,000,000 HUF	60,614,902
senior note, 3.50%, 7/18/16	11,765,000 EUR	15,155,936
senior note, 4.375%, 7/04/17	104,973,000 EUR	135,506,194
senior note, 5.75%, 6/11/18	143,730,000 EUR	194,758,005

16 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 17

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Israel 0.9%			
Government of Israel,			
5.00%, 3/31/13	802,230,000	ILS	$ 216,628,800
3.50%, 9/30/13	1,553,169,000	ILS	422,649,459
			639,278,259
Lithuania 1.2%			
[c] Government of Lithuania, 144A,			
6.75%, 1/15/15	340,330,000		372,137,242
7.375%, 2/11/20	259,310,000		329,809,906
6.125%, 3/09/21	101,430,000		121,632,827
			823,579,975
Malaysia 3.3%			
Government of Malaysia,			
3.434%, 8/15/14	1,112,525,000	MYR	361,782,818
[d] 3.741%, 2/27/15	610,030,000	MYR	199,923,446
[d] 3.835%, 8/12/15	170,500,000	MYR	56,159,818
senior bond, 3.70%, 5/15/13	214,970,000	MYR	69,612,932
senior bond, 3.21%, 5/31/13	1,800,705,000	MYR	582,573,390
senior bond, 3.461%, 7/31/13	907,630,000	MYR	294,036,250
senior bond, 8.00%, 10/30/13	23,155,000	MYR	7,730,912
senior bond, 5.094%, 4/30/14	2,321,595,000	MYR	768,297,366
			2,340,116,932
Mexico 4.6%			
Government of Mexico,			
9.00%, 6/20/13	116,181,220[e]	MXN	923,347,653
8.00%, 12/19/13	108,503,900[e]	MXN	875,285,475
7.00%, 6/19/14	53,374,400[e]	MXN	432,710,601
9.50%, 12/18/14	33,429,700[e]	MXN	285,655,555
6.00%, 6/18/15	14,340,600[e]	MXN	116,435,652
8.00%, 12/17/15	14,096,700[e]	MXN	120,792,575
7.25%, 12/15/16	11,100,000[e]	MXN	95,024,730
[b] Mexican Udibonos, Index Linked,			
4.50%, 12/18/14	4,943,724[f]	MXN	41,108,117
5.00%, 6/16/16	12,668,472[f]	MXN	111,916,907
3.50%, 12/14/17	10,733,695[f]	MXN	93,514,144
4.00%, 6/13/19	6,715,192[f]	MXN	61,679,716
2.50%, 12/10/20	5,376,560[f]	MXN	45,955,559
			3,203,426,684
Peru 0.1%			
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000	PEN	90,228,338
Philippines 0.3%			
Government of the Philippines,			
4.625%, 11/25/15	1,756,700,000	PHP	45,045,271
senior bond, 8.75%, 3/03/13	6,198,220,000	PHP	152,513,904
senior bond, 9.125%, 9/04/16	619,630,000	PHP	17,731,997
senior note, 6.25%, 1/27/14	172,000,000	PHP	4,393,924
			219,685,096

18 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(g).
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28,
2013, the aggregate value of these securities was $5,385,712,255, representing 7.66% of net assets.
dA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gThe coupon rate shown represents the rate at period end.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2013, the value of this security was $168,682,178, representing 0.24% of net assets.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jThe security is traded on a discount basis with no stated coupon rate.
kNon-income producing.
lSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At February 28, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Semiannual Report | 23

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	HSBK	Sell	2,287,801,000	42,545,138	3/04/13	$ 905,792	$ —
Indian Rupee	DBAB	Sell	1,979,778,000	36,816,982	3/04/13	783,839	—
Japanese Yen	UBSW	Buy	12,728,600,000	137,904,659	3/04/13	—	(1,861,783)
Japanese Yen	UBSW	Sell	12,728,600,000	158,814,685	3/04/13	21,368,073	—
Euro	DBAB	Sell	37,178,000	49,653,078	3/05/13	1,094,988	—
Chilean Peso	DBAB	Buy	12,395,040,000	24,927,179	3/06/13	1,253,625	—
Indian Rupee	DBAB	Buy	1,011,402,000	18,152,387	3/06/13	424,536	—
Chilean Peso	DBAB	Buy	12,092,440,000	24,321,078	3/07/13	1,216,619	—
Euro	DBAB	Sell	46,970,000	62,358,781	3/07/13	1,010,493	—
Euro	BZWS	Sell	80,229,957	106,425,038	3/07/13	1,635,374	—
Indian Rupee	DBAB	Buy	6,065,592,000	109,627,718	3/07/13	1,756,792	—
Indian Rupee	JPHQ	Buy	3,689,300,000	66,703,430	3/07/13	1,044,429	—
Japanese Yen	MSCO	Sell	6,405,061,130	79,104,127	3/07/13	9,939,323	—
Chilean Peso	DBAB	Buy	12,019,520,000	23,943,267	3/08/13	1,436,502	—
Euro	HSBK	Sell	29,251,000	38,516,254	3/08/13	310,765	—
Euro	DBAB	Sell	38,210,000	50,401,283	3/08/13	494,211	—
Euro	MSCO	Sell	82,877,000	109,041,683	3/08/13	793,886	—
Euro	CITI	Sell	109,690,000	144,263,191	3/08/13	994,239	—
Chilean Peso	MSCO	Buy	12,816,000,000	25,055,718	3/11/13	1,993,289	—
Euro	BZWS	Sell	23,992,252	31,547,412	3/11/13	209,826	—
Indian Rupee	HSBK	Buy	394,916,000	7,149,742	3/11/13	95,670	—
Indian Rupee	DBAB	Buy	394,805,000	7,132,882	3/11/13	110,494	—
Mexican Peso	CITI	Buy	783,450,000	58,833,027	3/11/13	2,466,153	—
Singapore Dollar	GSCO	Buy	87,786,250	71,892,889	3/11/13	—	(1,008,543)
Euro	DBAB	Sell	79,470,000	105,555,233	3/12/13	1,754,387	—
Chilean Peso	DBAB	Buy	11,693,890,000	22,951,698	3/13/13	1,721,385	—
Chilean Peso	MSCO	Buy	24,865,500,000	50,917,375	3/13/13	1,546,651	—
Indian Rupee	HSBK	Buy	982,620,000	17,837,926	3/13/13	181,769	—
Mexican Peso	CITI	Buy	897,849,000	68,616,660	3/13/13	1,618,651	—
Euro	DBAB	Sell	50,000,000	65,783,750	3/14/13	474,605	—
Singapore Dollar	HSBK	Buy	240,069,100	193,729,099	3/14/13	118,636	—
Euro	BZWS	Sell	52,945,647	69,485,867	3/15/13	328,666	—
Euro	DBAB	Sell	103,280,000	135,268,914	3/15/13	365,364	—
Japanese Yen	CITI	Sell	8,267,822,900	100,410,771	3/15/13	11,126,367	—
Chilean Peso	DBAB	Buy	23,672,830,000	46,821,262	3/18/13	3,087,724	—
Euro	DBAB	Sell	112,249,000	147,027,108	3/18/13	405,119	—
Indian Rupee	DBAB	Buy	988,229,000	17,906,592	3/18/13	195,493	—
Singapore Dollar	DBAB	Buy	109,530,000	89,754,411	3/18/13	—	(1,312,443)
Euro	CITI	Sell	6,192,249	8,131,228	3/19/13	42,724	—
Japanese Yen	CITI	Sell	8,777,350,000	105,623,947	3/19/13	10,834,685	—
Japanese Yen	MSCO	Sell	12,384,230,000	149,420,628	3/19/13	15,679,575	—
Polish Zloty	DBAB	Buy	223,787,690	52,203,903 EUR	3/19/13	2,142,909	—
Singapore Dollar	JPHQ	Buy	136,940,000	112,172,346	3/19/13	—	(1,597,627)
Singapore Dollar	DBAB	Buy	190,493,600	150,433,231	3/19/13	3,384,326	—

24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Singapore Dollar	HSBK	Buy	217,756,000	172,316,214	3/19/13	$ 3,514,868	$ —
Indian Rupee	DBAB	Buy	900,181,000	16,181,866	3/20/13	299,935	—
Chilean Peso	JPHQ	Buy	10,835,800,000	21,715,030	3/21/13	1,119,294	—
Euro	DBAB	Sell	34,555,000	45,559,385	3/21/13	421,938	—
Euro	BZWS	Sell	4,383,502	5,818,661	3/21/13	92,714	—
Singapore Dollar	DBAB	Buy	205,097,300	163,528,385	3/21/13	2,081,359	—
Singapore Dollar	HSBK	Buy	163,895,000	130,656,091	3/21/13	1,684,066	—
Indian Rupee	JPHQ	Buy	1,429,725,000	25,844,631	3/25/13	303,295	—
Japanese Yen	BZWS	Sell	8,566,803,330	102,988,667	3/25/13	10,469,555	—
South Korean Won	HSBK	Buy	45,379,000,000	40,222,478	3/25/13	1,559,126	—
South Korean Won	JPHQ	Buy	288,945,510,000	256,304,183	3/25/13	9,735,326	—
Swedish Krona	CITI	Buy	150,300,000	17,615,001 EUR	3/25/13	224,496	—
Euro	DBAB	Sell	29,745,000	39,236,630	3/26/13	380,829	—
Euro	CITI	Sell	7,237,832	9,549,306	3/26/13	94,549	—
Malaysian Ringgit	DBAB	Buy	304,436,000	97,340,128	3/26/13	937,103	—
Malaysian Ringgit	HSBK	Buy	145,031,000	46,396,558	3/26/13	421,969	—
Singapore Dollar	CSFB	Buy	154,594,000	122,869,178	3/26/13	1,961,011	—
Singapore Dollar	MSCO	Buy	154,487,600	122,124,585	3/26/13	2,619,689	—
Euro	MSCO	Sell	102,050,000	131,509,794	3/28/13	—	(1,799,741)
Euro	DBAB	Sell	990,895	1,324,034	3/28/13	29,612	—
Indian Rupee	JPHQ	Buy	5,100,555,922	94,432,738	3/28/13	—	(1,212,875)
Indian Rupee	DBAB	Buy	1,361,160,841	25,153,906	3/28/13	—	(276,769)
Indian Rupee	JPHQ	Buy	2,895,961,500	52,301,996	3/28/13	625,791	—
Indian Rupee	HSBK	Buy	1,452,928,000	26,235,609	3/28/13	318,703	—
Indian Rupee	DBAB	Buy	2,523,790,000	45,338,902	3/28/13	786,925	—
Chilean Peso	DBAB	Buy	11,405,180,000	22,530,976	3/29/13	1,473,528	—
Chilean Peso	DBAB	Buy	12,117,060,000	23,847,786	4/03/13	1,634,990	—
Euro	DBAB	Sell	74,973,000	100,138,437	4/04/13	2,194,537	—
Philippine Peso	DBAB	Buy	1,433,107,000	34,483,674	4/05/13	766,602	—
Indian Rupee	DBAB	Buy	3,863,064,150	69,976,327	4/08/13	448,148	—
Indian Rupee	JPHQ	Buy	2,575,440,000	46,652,042	4/08/13	298,772	—
Euro	HSBK	Sell	133,988,000	176,515,791	4/10/13	1,466,646	—
Philippine Peso	JPHQ	Buy	757,343,000	18,250,988	4/10/13	377,377	—
Philippine Peso	DBAB	Buy	2,353,377,000	56,720,180	4/10/13	1,165,831	—
Euro	UBSW	Sell	66,994,000	87,833,824	4/11/13	308,526	—
Euro	DBAB	Sell	113,621,500	149,032,777	4/11/13	590,296	—
Philippine Peso	HSBK	Buy	1,174,746,000	28,279,194	4/11/13	616,008	—
Euro	JPHQ	Sell	214,266,000	281,320,545	4/12/13	1,387,256	—
Indian Rupee	DBAB	Buy	1,454,986,000	26,787,183	4/12/13	—	(286,958)
Indian Rupee	DBAB	Buy	1,436,398,000	25,722,308	4/12/13	439,366	—
Philippine Peso	JPHQ	Buy	1,364,880,000	32,794,637	4/12/13	777,259	—
Chilean Peso	MSCO	Buy	24,383,100,000	48,069,197	4/15/13	3,112,793	—
Indian Rupee	DBAB	Buy	3,119,992,000	57,051,804	4/15/13	—	(265,481)
Indian Rupee	DBAB	Buy	725,738,000	13,078,599	4/15/13	130,407	—

Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	JPHQ	Buy	2,310,323,000	41,649,580	4/15/13	$ 400,127	$ —
Philippine Peso	HSBK	Buy	934,950,000	22,540,865	4/15/13	456,005	—
Euro	HSBK	Sell	117,406,000	155,331,073	4/16/13	1,937,924	—
Indian Rupee	JPHQ	Buy	2,095,665,000	38,437,053	4/16/13	—	(303,084)
Indian Rupee	JPHQ	Buy	2,057,100,000	37,600,760	4/18/13	—	(185,790)
Chilean Peso	MSCO	Buy	21,847,300,000	43,108,327	4/19/13	2,721,965	—
Indian Rupee	JPHQ	Buy	1,027,590,000	18,828,433	4/22/13	—	(155,617)
Indian Rupee	DBAB	Buy	725,918,000	13,283,888	4/22/13	—	(92,894)
Indian Rupee	JPHQ	Buy	427,252,000	7,685,771	4/22/13	78,024	—
Japanese Yen	CITI	Sell	6,890,100,000	85,224,996	4/22/13	10,797,872	—
Japanese Yen	BZWS	Sell	6,869,100,000	84,992,576	4/22/13	10,792,296	—
Euro	DBAB	Sell	107,566,000	141,933,337	4/23/13	1,388,183	—
Mexican Peso	CITI	Buy	618,239,190	47,163,805	4/23/13	1,000,482	—
Euro	BZWS	Sell	248,233,324	323,251,917	4/25/13	—	(1,093,775)
Malaysian Ringgit	JPHQ	Buy	19,310,000	6,205,212	4/25/13	15,325	—
Indian Rupee	DBAB	Buy	1,461,225,000	26,064,911	4/26/13	463,265	—
Chilean Peso	JPHQ	Buy	13,842,935,000	27,335,970	4/29/13	1,657,506	—
Chilean Peso	CITI	Buy	22,313,350,000	44,184,851	4/29/13	2,549,571	—
Euro	BZWS	Sell	41,793,000	55,294,229	4/29/13	685,007	—
Indian Rupee	DBAB	Buy	5,583,289,000	102,414,106	4/29/13	—	(1,120,764)
Indian Rupee	HSBK	Buy	910,702,000	16,694,353	4/29/13	—	(172,183)
Indian Rupee	JPHQ	Buy	1,242,694,000	22,296,474	4/29/13	248,772	—
Swedish Krona	UBSW	Buy	67,500,000	7,470,285 EUR	4/29/13	665,277	—
Indian Rupee	DBAB	Buy	1,879,142,000	34,497,710	4/30/13	—	(412,418)
Indian Rupee	HSBK	Buy	1,356,628,000	24,898,424	4/30/13	—	(290,885)
Indian Rupee	DBAB	Buy	432,942,691	7,746,751	4/30/13	106,289	—
Indian Rupee	JPHQ	Buy	1,035,247,000	18,537,200	4/30/13	240,889	—
Norwegian Krone	BZWS	Buy	583,844,000	77,586,211 EUR	4/30/13	111,693	—
Indian Rupee	HSBK	Buy	1,251,285,000	23,284,919	5/06/13	—	(614,283)
Indian Rupee	JPHQ	Buy	792,240,000	14,746,757	5/06/13	—	(393,044)
Euro	BZWS	Sell	78,607,000	103,906,663	5/07/13	1,187,477	—
Euro	CITI	Sell	39,425,861	52,118,031	5/07/13	598,544	—
Euro	MSCO	Sell	78,775,000	103,986,151	5/07/13	1,047,432	—
Euro	CSFB	Sell	108,089,000	142,715,311	5/07/13	1,470,713	—
Indian Rupee	HSBK	Buy	541,250,000	10,001,940	5/07/13	—	(197,516)
Euro	DBAB	Sell	127,740,000	168,363,875	5/08/13	1,439,120	—
Indian Rupee	HSBK	Buy	897,700,000	16,659,398	5/08/13	—	(401,209)
Euro	DBAB	Sell	215,068,000	280,696,000	5/10/13	—	(349,482)
Euro	UBSW	Sell	39,305,000	51,301,869	5/10/13	—	(60,922)
Japanese Yen	CITI	Sell	24,962,881,000	314,635,690	5/10/13	44,948,878	—
Chilean Peso	MSCO	Buy	11,060,000,000	21,637,484	5/13/13	1,480,923	—
Euro	DBAB	Sell	128,181,000	166,532,755	5/13/13	—	(975,006)
Euro	CITI	Sell	100,069,509	130,398,576	5/13/13	—	(372,906)
Indian Rupee	JPHQ	Buy	5,710,530,000	105,898,618	5/13/13	—	(2,574,582)

26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	DBAB	Sell	16,608,958,000	209,974,185	5/13/13	$ 30,535,115	$ —
Japanese Yen	UBSW	Sell	12,414,879,000	156,996,352	5/13/13	22,869,073	—
Japanese Yen	CITI	Sell	12,414,890,000	156,216,175	5/14/13	22,087,788	—
Euro	BZWS	Sell	40,148,795	51,783,916	5/16/13	—	(684,054)
Euro	DBAB	Sell	82,207,000	105,418,146	5/20/13	—	(2,016,534)
Indian Rupee	JPHQ	Buy	4,113,949,900	75,060,436	5/20/13	—	(723,923)
Indian Rupee	HSBK	Buy	3,869,965,050	70,557,354	5/20/13	—	(629,495)
Malaysian Ringgit	HSBK	Buy	632,620,000	200,000,000	5/20/13	3,462,876	—
Euro	BZWS	Sell	191,209,145	244,481,170	5/21/13	—	(5,408,236)
Euro	DBAB	Sell	119,850,000	152,820,735	5/21/13	—	(3,810,086)
Chilean Peso	MSCO	Buy	5,306,760,000	10,146,769	5/22/13	931,561	—
Euro	BZWS	Sell	60,671,406	77,677,601	5/22/13	—	(1,613,917)
Malaysian Ringgit	HSBK	Buy	36,030,800	11,294,214	5/22/13	292,513	—
Euro	JPHQ	Sell	37,226,387	47,753,451	5/23/13	—	(898,141)
Mexican Peso	HSBK	Buy	531,511,160	39,966,851	5/23/13	1,326,795	—
Polish Zloty	MSCO	Buy	267,265,000	59,379,027 EUR	5/24/13	5,895,173	—
Indian Rupee	DBAB	Buy	4,967,828,000	90,248,376	5/28/13	—	(619,937)
Indian Rupee	HSBK	Buy	6,247,320,028	112,967,411	5/28/13	—	(254,664)
Indian Rupee	JPHQ	Buy	6,876,501,000	124,169,393	5/28/13	—	(105,104)
Malaysian Ringgit	HSBK	Buy	148,382,600	48,015,597	5/28/13	—	(317,212)
South Korean Won	JPHQ	Buy	311,710,000,000	285,836,115	5/28/13	112,752	—
Euro	DBAB	Sell	203,544,000	256,964,017	5/29/13	—	(9,062,790)
Euro	BZWS	Sell	50,325,351	63,769,769	5/29/13	—	(2,004,179)
Swedish Krona	UBSW	Buy	485,000,000	53,169,914 EUR	5/29/13	5,378,172	—
Chilean Peso	CITI	Buy	31,264,830,000	59,185,670	5/31/13	6,000,999	—
Malaysian Ringgit	HSBK	Buy	210,695,000	65,700,521	5/31/13	2,015,375	—
Singapore Dollar	DBAB	Buy	127,883,000	100,331,869	5/31/13	2,931,382	—
Singapore Dollar	BZWS	Buy	128,018,000	100,587,727	5/31/13	2,784,534	—
Chilean Peso	DBAB	Buy	44,641,073,000	84,555,494	6/03/13	8,485,509	—
Swedish Krona	BZWS	Buy	1,266,479,512	139,150,636 EUR	6/03/13	13,613,063	—
Indian Rupee	HSBK	Buy	2,287,801,000	41,844,788	6/04/13	—	(1,012,364)
Indian Rupee	DBAB	Buy	1,979,778,000	36,204,303	6/04/13	—	(869,440)
Euro	BZWS	Sell	87,085,662	108,291,021	6/05/13	—	(5,534,824)
Euro	DBAB	Sell	39,411,220	49,024,799	6/05/13	—	(2,487,876)
Euro	BZWS	Sell	39,097,540	48,922,752	6/06/13	—	(2,180,382)
Malaysian Ringgit	DBAB	Buy	28,167,000	8,676,113	6/06/13	373,025	—
Euro	DBAB	Sell	102,043,700	127,717,895	6/07/13	—	(5,661,326)
Singapore Dollar	MSCO	Buy	82,778,200	67,926,148	6/07/13	—	(1,083,718)
Mexican Peso	CITI	Buy	1,028,950,000	76,615,786	6/10/13	3,191,705	—
Euro	DBAB	Sell	104,415,800	132,451,442	6/11/13	—	(4,033,174)
Polish Zloty	DBAB	Buy	312,838,000	69,496,390 EUR	6/11/13	6,752,953	—
Polish Zloty	CITI	Buy	61,037,800	13,524,284 EUR	6/11/13	1,363,516	—
Singapore Dollar	GSCO	Buy	87,786,250	69,270,299	6/11/13	1,616,378	—
Swedish Krona	DBAB	Buy	879,900,000	96,800,810 EUR	6/11/13	9,263,816	—

Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swedish Krona	MSCO	Buy	1,729,612,600	189,579,828 EUR	6/11/13	$ 19,125,810	$ —
Euro	DBAB	Sell	70,474,000	88,897,313	6/13/13	—	(3,222,735)
Malaysian Ringgit	DBAB	Buy	151,275,000	47,118,829	6/13/13	1,458,739	—
Singapore Dollar	DBAB	Buy	150,260,000	122,912,065	6/13/13	—	(1,578,086)
Swedish Krona	MSCO	Buy	839,515,800	92,191,672 EUR	6/13/13	9,048,585	—
Swedish Krona	BZWS	Buy	730,984,000	81,202,399 EUR	6/13/13	6,664,217	—
Japanese Yen	CITI	Sell	4,208,470,000	53,232,017	6/14/13	7,751,926	—
Malaysian Ringgit	CSFB	Buy	418,125,000	129,358,352	6/14/13	4,901,593	—
Swedish Krona	MSCO	Buy	253,752,800	28,315,885 EUR	6/18/13	2,141,211	—
Swedish Krona	DBAB	Buy	1,216,000,000	135,670,375 EUR	6/19/13	10,283,092	—
Swedish Krona	UBSW	Buy	1,880,000,000	213,913,479 EUR	6/19/13	10,460,248	—
Euro	BZWS	Sell	19,959,932	25,257,298	6/20/13	—	(834,946)
Swedish Krona	MSCO	Buy	630,587,640	70,172,111 EUR	6/20/13	5,569,227	—
South Korean Won	JPHQ	Buy	48,039,490,000	42,516,586	6/24/13	1,496,625	—
Swedish Krona	UBSW	Buy	425,170,000	47,391,711 EUR	6/24/13	3,644,695	—
Swedish Krona	MSCO	Buy	844,220,000	94,126,436 EUR	6/24/13	7,204,009	—
South Korean Won	DBAB	Buy	129,184,000,000	109,761,672	6/27/13	8,578,550	—
Swedish Krona	CITI	Buy	1,258,232,801	143,333,633 EUR	6/27/13	6,736,951	—
Malaysian Ringgit	JPHQ	Buy	159,282,000	49,186,919	6/28/13	1,911,954	—
Swedish Krona	DBAB	Buy	677,526,000	75,594,805 EUR	6/28/13	5,698,919	—
Swedish Krona	UBSW	Buy	1,104,669,000	123,366,055 EUR	6/28/13	9,144,219	—
Japanese Yen	BZWS	Sell	11,637,164,000	147,670,376	7/02/13	21,886,690	—
Malaysian Ringgit	HSBK	Buy	497,925,000	155,329,735	7/05/13	4,335,672	—
Singapore Dollar	HSBK	Buy	165,273,000	130,359,988	7/12/13	3,101,059	—
Euro	BZWS	Sell	100,903,000	123,636,446	7/16/13	—	(8,297,709)
Euro	MSCO	Sell	100,845,000	123,582,522	7/16/13	—	(8,275,796)
Euro	UBSW	Sell	91,986,000	112,719,644	7/16/13	—	(7,555,226)
Euro	BZWS	Sell	158,260,000	194,810,147	7/18/13	—	(12,123,960)
Euro	UBSW	Sell	91,986,000	113,151,979	7/18/13	—	(7,125,039)
Euro	BZWS	Sell	139,061,000	171,740,335	7/19/13	—	(10,091,592)
Euro	MSCO	Sell	94,240,000	116,148,444	7/22/13	—	(7,080,209)
Euro	DBAB	Sell	87,055,000	107,291,370	7/22/13	—	(6,542,145)
Malaysian Ringgit	DBAB	Buy	188,748,100	62,049,410	7/22/13	—	(1,591,979)
Malaysian Ringgit	DBAB	Buy	5,149,000	1,608,459	7/22/13	40,804	—
Euro	DBAB	Sell	89,314,817	109,932,249	7/23/13	—	(6,857,255)
Euro	DBAB	Sell	4,388,970	5,354,543	7/25/13	—	(384,647)
Malaysian Ringgit	DBAB	Buy	6,261,000	1,945,497	7/25/13	59,557	—
Euro	CITI	Sell	97,037,945	125,964,956	7/26/13	—	(926,834)
Euro	BZWS	Sell	69,060,000	89,729,658	7/26/13	—	(576,738)
Norwegian Krone	BZWS	Buy	583,844,000	77,523,369 EUR	7/26/13	—	(229,883)
Euro	DBAB	Sell	2,245,099	2,739,886	7/29/13	—	(196,000)
Euro	BZWS	Sell	94,940,000	127,950,638	7/29/13	3,798,902	—
Japanese Yen	BZWS	Sell	13,069,570,000	145,540,869	7/29/13	4,235,519	—
Malaysian Ringgit	JPHQ	Buy	6,585,000	2,038,006	7/29/13	70,261	—

28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	MSCO	Buy	10,226,011,000	21,152,158	7/30/13	$ 10,068	$ —
Euro	BZWS	Sell	8,238,187	10,183,759	7/30/13	—	(589,302)
Mexican Peso	CITI	Buy	1,772,466,150	136,500,000	7/30/13	339,329	—
Euro	JPHQ	Sell	236,418,000	293,536,589	7/31/13	—	(15,629,508)
Euro	DBAB	Sell	236,418,000	293,914,858	7/31/13	—	(15,251,239)
Malaysian Ringgit ...	HSBK	Buy	31,057,000	9,697,433	7/31/13	244,545	—
Chilean Peso	MSCO	Buy	19,976,960,000	41,433,081	8/01/13	—	(102,010)
Euro	UBSW	Sell	236,417,000	290,982,044	8/01/13	—	(18,185,506)
Euro	DBAB	Sell	72,100,000	88,770,962	8/01/13	—	(5,515,745)
Euro	BZWS	Sell	21,388,935	26,325,425	8/01/13	—	(1,645,341)
Euro	HSBK	Sell	236,418,000	292,531,812	8/02/13	—	(16,639,805)
Euro	BZWS	Sell	168,655,506	208,499,526	8/05/13	—	(12,062,751)
Euro	MSCO	Sell	8,856,901	10,960,415	8/05/13	—	(622,357)
Euro	BZWS	Sell	236,528,836	321,165,949	8/05/13	11,841,102	—
Euro	JPHQ	Sell	254,839,100	311,572,655	8/06/13	—	(21,700,746)
Japanese Yen	MSCO	Sell	1,969,700,000	25,328,550	8/06/13	4,030,836	—
Malaysian Ringgit ...	JPHQ	Buy	13,600,000	4,284,409	8/06/13	67,533	—
Malaysian Ringgit ...	HSBK	Buy	381,188,000	120,172,762	8/06/13	1,805,772	—
Singapore Dollar ...	DBAB	Buy	139,923,000	113,151,383	8/07/13	—	(157,773)
Chilean Peso	JPHQ	Buy	13,008,500,000	26,932,712	8/08/13	—	(42,312)
Euro	CITI	Sell	115,434,119	144,082,559	8/08/13	—	(6,882,534)
Euro	JPHQ	Sell	295,609,000	368,961,417	8/09/13	—	(17,640,387)
Euro	DBAB	Sell	226,679,000	283,271,679	8/09/13	—	(13,182,456)
Euro	CITI	Sell	30,267,305	37,825,354	8/09/13	—	(1,758,674)
Mexican Peso	CITI	Buy	1,111,900,000	81,735,116	8/09/13	4,027,211	—
Swedish Krona	UBSW	Buy	652,300,000	76,949,392 EUR	8/09/13	—	(88,195)
Swedish Krona	MSCO	Buy	326,410,000	38,413,830 EUR	8/09/13	75,581	—
Chilean Peso	BZWS	Buy	40,063,200,000	82,895,096	8/12/13	—	(119,890)
Euro	GSCO	Sell	171,944,000	213,528,656	8/12/13	—	(11,348,263)
Euro	BZWS	Sell	28,000,000	34,708,800	8/12/13	—	(1,910,993)
Malaysian Ringgit ...	HSBK	Buy	62,400,000	19,811,411	8/12/13	148,552	—
Malaysian Ringgit ...	JPHQ	Buy	116,351,000	36,973,326	8/12/13	244,008	—
Malaysian Ringgit ...	DBAB	Buy	481,829,000	153,438,953	8/12/13	684,267	—
Mexican Peso	MSCO	Buy	2,002,688,000	155,711,853	8/12/13	—	(1,284,741)
Mexican Peso	CITI	Buy	775,548,000	60,000,000	8/12/13	—	(197,556)
Mexican Peso	CITI	Buy	1,823,962,000	134,131,151	8/12/13	6,514,413	—
Mexican Peso	MSCO	Buy	594,288,000	43,448,457	8/12/13	2,377,043	—
Singapore Dollar ...	DBAB	Buy	278,683,950	225,326,609	8/12/13	—	(276,582)
South Korean Won ..	HSBK	Buy	184,161,000,000	12,577,241,435 JPY	8/12/13	32,337,947	—
South Korean Won ..	DBAB	Buy	98,884,000,000	86,474,858	8/12/13	3,914,088	—
Swedish Krona	UBSW	Buy	891,973,049	103,044,413 EUR	8/12/13	2,716,154	—
Malaysian Ringgit ...	DBAB	Buy	176,076,402	56,272,420	8/13/13	45,697	—
Singapore Dollar ...	BZWS	Buy	38,999,058	31,496,574	8/13/13	—	(3,018)
Singapore Dollar ...	DBAB	Buy	54,530,000	44,004,196	8/13/13	31,319	—

Semiannual Report | 29

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	GSCO	Sell	278,674,000	344,970,545	8/14/13	$ —	$ (19,499,690)
Singapore Dollar . . .	DBAB	Buy	190,840,000	153,624,472	8/14/13	487,883	—
Euro	MSCO	Sell	144,241,718	183,803,615	8/15/13	—	(4,847,936)
Mexican Peso	MSCO	Buy	710,284,000	55,065,044	8/15/13	—	(310,301)
Singapore Dollar . . .	HSBK	Buy	84,114,500	67,556,964	8/15/13	369,559	—
Euro	BZWS	Sell	165,749,000	205,738,432	8/16/13	—	(11,044,101)
Euro	JPHQ	Sell	142,058,430	175,945,048	8/16/13	—	(9,852,673)
Euro	BZWS	Sell	186,465,000	229,962,623	8/19/13	—	(13,920,828)
Japanese Yen	DBAB	Sell	9,637,940,000	123,096,279	8/19/13	18,870,538	—
Singapore Dollar . . .	DBAB	Buy	168,234,000	136,254,961	8/19/13	—	(397,292)
Singapore Dollar . . .	BZWS	Buy	112,084,000	90,602,215	8/19/13	—	(88,580)
Singapore Dollar . . .	HSBK	Buy	84,114,500	67,561,847	8/19/13	364,968	—
Chilean Peso	JPHQ	Buy	42,385,767,200	84,602,330	8/20/13	2,884,805	—
Euro	JPHQ	Sell	207,184,000	257,523,496	8/20/13	—	(13,461,408)
Euro	BZWS	Sell	165,746,000	205,176,973	8/20/13	—	(11,609,380)
Euro	DBAB	Sell	148,587,110	184,006,117	8/20/13	—	(10,337,384)
Japanese Yen	HSBK	Sell	19,192,069,750	243,245,497	8/20/13	35,698,222	—
Japanese Yen	JPHQ	Sell	4,331,618,000	54,877,497	8/20/13	8,034,424	—
Japanese Yen	UBSW	Sell	8,717,091,000	110,714,307	8/20/13	16,445,763	—
Mexican Peso	CITI	Buy	900,635,000	69,899,028	8/20/13	—	(502,506)
Mexican Peso	CITI	Buy	1,410,000,000	103,913,332	8/20/13	4,731,231	—
Chilean Peso	MSCO	Buy	9,984,130,000	20,609,206	8/22/13	—	(6,379)
Euro	UBSW	Sell	141,425,000	175,034,651	8/22/13	—	(9,944,520)
Japanese Yen	BZWS	Sell	4,322,430,000	54,679,696	8/22/13	7,935,027	—
Mexican Peso	CITI	Buy	906,059,000	66,897,939	8/22/13	2,903,609	—
Mexican Peso	HSBK	Buy	543,754,960	40,153,224	8/22/13	1,736,916	—
Polish Zloty	DBAB	Buy	318,369,688	75,096,046 EUR	8/22/13	518,145	—
Euro	BZWS	Sell	140,858,555	176,383,083	8/23/13	—	(7,856,843)
Japanese Yen	HSBK	Sell	8,572,756,000	108,573,621	8/23/13	15,863,096	—
Japanese Yen	DBAB	Sell	4,271,575,000	54,073,992	8/23/13	7,878,817	—
Japanese Yen	CITI	Sell	8,636,095,000	109,255,424	8/23/13	15,859,916	—
Euro	UBSW	Sell	211,027,544	264,037,663	8/26/13	—	(11,989,168)
Euro	BZWS	Sell	147,623,324	184,948,405	8/26/13	—	(8,144,864)
Euro	GSCO	Sell	188,527,791	249,563,664	8/26/13	2,966,808	—
Japanese Yen	UBSW	Sell	11,809,161,000	149,691,482	8/26/13	21,976,756	—
Japanese Yen	JPHQ	Sell	8,617,736,000	109,320,513	8/26/13	16,120,683	—
Japanese Yen	BZWS	Sell	12,841,448,000	162,983,221	8/26/13	24,104,430	—
Malaysian Ringgit . . .	HSBK	Buy	957,079,700	302,032,220	8/26/13	3,832,261	—
Singapore Dollar . . .	DBAB	Buy	220,170,000	177,033,206	8/26/13	766,813	—
Swedish Krona	UBSW	Buy	335,000,000	39,530,356 EUR	8/26/13	—	(86,399)
Euro	HSBK	Sell	148,421,156	187,211,025	8/27/13	—	(6,927,553)
Euro	CITI	Sell	43,010,799	54,389,306	8/27/13	—	(1,869,893)
Japanese Yen	HSBK	Sell	14,893,097,250	190,448,814	8/27/13	29,380,019	—
Japanese Yen	DBAB	Sell	8,644,374,000	110,507,952	8/27/13	17,019,077	—

30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	JPHQ	Sell	10,357,462,000	132,486,483	8/27/13	$ 20,470,567	$ —
Malaysian Ringgit	JPHQ	Buy	227,033,719	72,119,987	8/27/13	430,973	—
Malaysian Ringgit	HSBK	Buy	252,009,900	80,038,716	8/27/13	493,640	—
Mexican Peso	HSBK	Buy	545,438,860	40,136,786	8/27/13	1,863,665	—
Philippine Peso	JPHQ	Buy	2,519,000,000	59,414,581	8/27/13	2,477,311	—
Singapore Dollar	DBAB	Buy	137,265,000	110,599,468	8/27/13	250,084	—
Euro	DBAB	Sell	60,147,806	75,597,071	8/28/13	—	(3,078,519)
Philippine Peso	HSBK	Buy	2,511,000,000	59,273,423	8/28/13	2,421,278	—
Euro	JPHQ	Sell	69,055,954	86,991,512	8/29/13	—	(3,337,141)
Euro	HSBK	Sell	46,760,647	58,869,316	8/29/13	—	(2,295,956)
Mexican Peso	HSBK	Buy	475,193,807	34,939,437	8/29/13	1,645,625	—
Swedish Krona	UBSW	Buy	1,007,972,000	120,300,282 EUR	8/29/13	—	(2,050,965)
Japanese Yen	JPHQ	Sell	6,909,339,000	88,279,296	8/30/13	13,552,028	—
Malaysian Ringgit	HSBK	Buy	497,807,504	157,210,644	8/30/13	1,844,721	—
Mexican Peso	HSBK	Buy	603,492,100	44,371,157	8/30/13	2,087,556	—
Singapore Dollar	DBAB	Buy	68,720,000	54,989,197	8/30/13	506,670	—
Swedish Krona	UBSW	Buy	1,007,011,000	120,154,039 EUR	8/30/13	—	(2,012,465)
Euro	DBAB	Sell	29,458,500	37,169,262	9/04/13	—	(1,366,161)
Malaysian Ringgit	JPHQ	Buy	250,109,000	78,772,007	9/04/13	1,120,558	—
Mexican Peso	HSBK	Buy	615,247,100	44,467,122	9/04/13	2,876,128	—
Euro	UBSW	Sell	6,417,345	8,098,689	9/06/13	—	(296,167)
Polish Zloty	DBAB	Buy	207,553,629	47,702,512 EUR	9/06/13	1,897,076	—
Euro	DBAB	Sell	59,205,000	74,845,777	9/10/13	—	(2,606,287)
Euro	BZWS	Sell	59,671,104	75,540,634	9/10/13	—	(2,521,187)
Polish Zloty	DBAB	Buy	284,819,000	66,537,168 EUR	9/10/13	1,165,901	—
Euro	DBAB	Sell	104,415,800	134,111,654	9/11/13	—	(2,486,558)
Singapore Dollar	HSBK	Buy	190,826,500	153,760,898	9/11/13	348,686	—
Euro	BZWS	Sell	54,965,916	70,558,647	9/12/13	—	(1,349,226)
Mexican Peso	CITI	Buy	908,810,000	67,105,516	9/12/13	2,779,233	—
Polish Zloty	DBAB	Buy	166,560,000	39,016,163 EUR	9/12/13	534,998	—
Chilean Peso	CITI	Buy	53,031,580,000	106,883,560	9/13/13	2,261,367	—
Chilean Peso	MSCO	Buy	24,865,500,000	49,980,905	9/13/13	1,195,078	—
Euro	JPHQ	Sell	204,801,000	264,193,290	9/13/13	—	(3,735,407)
Mexican Peso	JPHQ	Buy	1,456,663,741	108,495,735	9/13/13	3,507,672	—
Mexican Peso	CITI	Buy	910,540,000	67,857,063	9/13/13	2,154,691	—
Chilean Peso	JPHQ	Buy	25,881,000,000	52,205,749	9/16/13	1,041,251	—
Euro	BZWS	Sell	149,708,582	193,820,216	9/16/13	—	(2,040,082)
Euro	DBAB	Sell	196,930,000	254,866,806	9/17/13	—	(2,774,669)
Euro	UBSW	Sell	136,918,349	177,144,960	9/17/13	—	(1,983,895)
Mexican Peso	JPHQ	Buy	1,108,360,000	82,540,959	9/17/13	2,651,915	—
Japanese Yen	BZWS	Sell	24,270,000,000	311,953,728	9/18/13	49,401,854	—
Euro	BZWS	Sell	58,343,508	76,855,903	9/19/13	524,226	—
Philippine Peso	HSBK	Buy	1,562,550,000	37,447,874	9/19/13	934,980	—
Polish Zloty	DBAB	Buy	354,200,000	83,005,249 EUR	9/19/13	1,028,713	—

Semiannual Report | 31

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Singapore Dollar	JPHQ	Buy	135,883,000	111,088,130	9/19/13	$ —	$ (1,348,101)
Swedish Krona	DBAB	Buy	1,217,000,000	140,084,718 EUR	9/19/13	4,158,481	—
Swedish Krona	UBSW	Buy	1,880,000,000	216,572,396 EUR	9/20/13	6,190,192	—
Chilean Peso	MSCO	Buy	26,179,074,000	53,193,283	9/23/13	622,188	—
South Korean Won	HSBK	Buy	8,776,000,000	7,741,708	9/23/13	265,271	—
South Korean Won	JPHQ	Buy	126,300,000,000	111,533,027	9/23/13	3,699,591	—
Swedish Krona	DBAB	Buy	1,307,000,000	151,234,639 EUR	9/23/13	3,407,750	—
Euro	DBAB	Sell	203,050,000	263,735,554	9/24/13	—	(1,930,572)
Euro	BZWS	Sell	87,741,063	114,044,079	9/24/13	—	(754,386)
Philippine Peso	DBAB	Buy	2,114,557,000	50,585,068	9/24/13	1,354,761	—
Euro	DBAB	Sell	176,088,661	228,124,621	9/26/13	—	(2,270,325)
Malaysian Ringgit	HSBK	Buy	218,283,000	70,018,605	9/26/13	—	(369,748)
Malaysian Ringgit	DBAB	Buy	58,289,000	18,688,362	9/26/13	—	(89,743)
Mexican Peso	HSBK	Buy	1,303,182,600	97,350,510	9/26/13	2,739,679	—
South Korean Won	HSBK	Buy	129,609,000,000	114,112,520	9/26/13	4,123,631	—
Euro	BZWS	Sell	303,640,000	395,111,550	9/27/13	—	(2,175,789)
Japanese Yen	JPHQ	Sell	8,250,436,116	98,070,620	9/27/13	8,807,734	—
Euro	DBAB	Sell	371,450,000	479,568,880	9/30/13	—	(6,456,176)
Euro	HSBK	Sell	135,560,000	174,395,229	9/30/13	—	(2,978,729)
Japanese Yen	JPHQ	Sell	2,117,676,000	27,345,140	9/30/13	4,432,783	—
Philippine Peso	HSBK	Buy	1,977,300,000	47,148,171	9/30/13	1,417,234	—
Swedish Krona	DBAB	Buy	558,474,000	64,844,586 EUR	9/30/13	1,146,387	—
Philippine Peso	HSBK	Buy	1,581,900,000	37,925,248	10/03/13	927,357	—
Euro	DBAB	Sell	3,565,000	4,625,409	10/04/13	—	(39,407)
Philippine Peso	DBAB	Buy	2,397,810,000	57,363,876	10/04/13	1,527,465	—
Philippine Peso	HSBK	Buy	1,923,378,000	46,108,693	10/04/13	1,130,375	—
Euro	UBSW	Sell	210,255,000	272,307,558	10/07/13	—	(2,819,893)
Euro	DBAB	Sell	67,415,000	87,398,828	10/07/13	—	(816,515)
Philippine Peso	HSBK	Buy	2,867,508,000	68,948,712	10/07/13	1,476,470	—
Euro	UBSW	Sell	102,935,000	134,515,458	10/09/13	—	(181,886)
Euro	DBAB	Sell	319,800,000	419,203,434	10/09/13	723,709	—
Euro	UBSW	Sell	102,960,000	133,626,636	10/11/13	—	(1,106,019)
Philippine Peso	JPHQ	Buy	939,542,000	22,617,222	10/11/13	456,719	—
Philippine Peso	HSBK	Buy	1,653,981,000	39,796,468	10/11/13	823,173	—
Malaysian Ringgit	DBAB	Buy	215,381,806	68,767,004	10/16/13	—	(113,217)
Philippine Peso	DBAB	Buy	560,732,000	13,472,981	10/16/13	297,169	—
Euro	HSBK	Sell	137,930,000	179,309,000	10/17/13	—	(1,195,562)
Philippine Peso	HSBK	Buy	1,802,110,000	43,525,022	10/17/13	729,759	—
Japanese Yen	JPHQ	Sell	37,163,677,500	422,221,197	10/18/13	20,035,795	—
Malaysian Ringgit	JPHQ	Buy	109,258,000	35,170,771	10/18/13	—	(347,874)
Chilean Peso	CITI	Buy	8,534,203,142	17,261,738	10/21/13	223,597	—
Mexican Peso	DBAB	Buy	1,955,968,680	147,410,010	10/21/13	2,494,824	—
Malaysian Ringgit	HSBK	Buy	190,522,200	61,853,841	10/22/13	—	(1,142,534)
Mexican Peso	DBAB	Buy	1,798,400,870	135,110,429	10/22/13	2,706,633	—

32 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Malaysian Ringgit	DBAB	Buy	136,438,000	44,005,160	10/23/13	$ —	$ (530,377)
Mexican Peso	CITI	Buy	629,982,970	47,163,804	10/23/13	1,109,612	—
Euro	JPHQ	Sell	7,387,013	9,675,879	10/24/13	8,080	—
Malaysian Ringgit	HSBK	Buy	90,961,633	29,333,000	10/24/13	—	(350,328)
Malaysian Ringgit	JPHQ	Buy	32,000,000	10,306,290	10/24/13	—	(110,282)
Euro	BZWS	Sell	32,572,095	42,487,692	10/25/13	—	(141,649)
Chilean Peso	BZWS	Buy	1,883,586,000	3,740,242	10/29/13	115,299	—
Chilean Peso	DBAB	Buy	3,765,313,000	7,460,497	10/29/13	246,779	—
Euro	DBAB	Sell	175,760,000	228,962,552	10/29/13	—	(1,075,520)
Euro	UBSW	Sell	139,330,000	181,623,622	10/29/13	—	(734,165)
Chilean Peso	MSCO	Buy	7,610,341,800	15,572,625	10/30/13	3,258	—
Euro	DBAB	Sell	189,168,918	244,827,143	10/31/13	—	(2,765,552)
Malaysian Ringgit	JPHQ	Buy	115,374,900	37,262,184	10/31/13	—	(513,806)
Euro	DBAB	Sell	11,263,065	14,698,131	11/04/13	—	(44,038)
Euro	DBAB	Sell	84,940,000	110,594,428	11/05/13	—	(584,181)
Euro	BZWS	Sell	79,210,113	103,116,517	11/05/13	—	(562,199)
Japanese Yen	BZWS	Sell	6,464,800,000	81,328,469	11/05/13	11,350,698	—
Japanese Yen	CITI	Sell	6,474,170,000	81,434,052	11/05/13	11,354,856	—
Japanese Yen	UBSW	Sell	12,949,800,000	162,784,091	11/05/13	22,609,895	—
Euro	DBAB	Sell	65,121,000	83,680,485	11/08/13	—	(1,559,350)
Japanese Yen	CITI	Sell	9,190,446,650	115,064,687	11/08/13	15,579,627	—
Norwegian Krone	UBSW	Buy	565,378,500	75,833,747 EUR	11/08/13	—	(1,701,884)
Euro	JPHQ	Sell	101,421,123	129,867,212	11/12/13	—	(2,892,621)
Japanese Yen	HSBK	Sell	6,367,072,000	68,206,449	11/12/13	—	(719,485)
Mexican Peso	CITI	Buy	435,292,000	33,580,868	11/12/13	—	(283,072)
Japanese Yen	JPHQ	Sell	9,028,069,000	114,131,273	11/13/13	16,397,835	—
Malaysian Ringgit	JPHQ	Buy	338,000,000	108,542,068	11/14/13	—	(960,712)
Euro	MSCO	Sell	144,241,714	184,027,185	11/15/13	—	(4,790,087)
Euro	DBAB	Sell	102,118,400	130,366,392	11/15/13	—	(3,310,040)
Japanese Yen	UBSW	Sell	9,153,053,700	115,656,478	11/15/13	16,567,548	—
Japanese Yen	MSCO	Sell	3,400,000,000	42,980,848	11/15/13	6,173,202	—
Japanese Yen	CITI	Sell	12,407,760,000	156,866,652	11/15/13	22,542,992	—
Euro	DBAB	Sell	37,050,139	47,599,796	11/19/13	—	(901,957)
Japanese Yen	CITI	Sell	13,358,646,000	165,450,589	11/19/13	20,825,639	—
Japanese Yen	DBAB	Sell	10,792,263,000	133,161,370	11/19/13	16,320,899	—
Malaysian Ringgit	DBAB	Buy	79,333,360	25,460,000	11/19/13	—	(215,502)
Euro	DBAB	Sell	145,693,000	186,545,317	11/20/13	—	(4,180,930)
Euro	JPHQ	Sell	99,622,810	127,179,974	11/20/13	—	(3,235,933)
Euro	UBSW	Sell	43,392,971	55,547,342	11/20/13	—	(1,258,259)
Japanese Yen	JPHQ	Sell	5,389,206,000	66,778,675	11/20/13	8,432,690	—
Japanese Yen	UBSW	Sell	4,305,100,000	53,315,252	11/20/13	6,706,290	—
Japanese Yen	HSBK	Sell	2,816,138,000	34,866,570	11/20/13	4,377,785	—
Japanese Yen	CITI	Sell	15,005,634,000	185,502,077	11/20/13	23,044,287	—
Malaysian Ringgit	HSBK	Buy	218,456,900	69,990,869	11/20/13	—	(479,670)

Semiannual Report | 33

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	277,024,466	359,558,279	11/29/13	$ —	$ (3,126,373)
Malaysian Ringgit	HSBK	Buy	126,924,000	40,882,561	11/29/13	—	(515,257)
Euro	DBAB	Sell	89,200,000	116,312,786	12/03/13	—	(474,145)
Euro	UBSW	Sell	41,865,000	54,581,494	12/03/13	—	(231,117)
Malaysian Ringgit	JPHQ	Buy	352,411,000	113,886,699	12/04/13	—	(1,834,999)
Chilean Peso	DBAB	Buy	8,550,080,000	16,998,171	12/05/13	426,080	—
Chilean Peso	DBAB	Buy	16,276,230,000	32,429,229	12/06/13	736,127	—
Euro	UBSW	Sell	226,537,356	297,393,037	12/09/13	775,565	—
Euro	HSBK	Sell	21,570,052	28,371,089	12/09/13	128,267	—
Singapore Dollar	DBAB	Buy	150,355,000	123,464,444	12/10/13	—	(2,011,418)
Euro	JPHQ	Sell	127,432,000	166,338,901	12/13/13	—	(521,676)
Polish Zloty	DBAB	Buy	35,195,600	8,335,449 EUR	12/13/13	—	(87,220)
Swedish Krona	MSCO	Buy	1,056,848,700	120,598,021 EUR	12/16/13	4,551,318	—
Australian Dollar	MSCO	Buy	147,210,000	151,261,955	12/17/13	—	(4,044,083)
Australian Dollar	JPHQ	Buy	293,760,010	25,136,339,031 JPY	12/17/13	21,527,988	—
Malaysian Ringgit	JPHQ	Buy	140,706,364	45,345,267	12/17/13	—	(637,944)
Swedish Krona	UBSW	Buy	433,849,000	49,139,087 EUR	12/17/13	2,347,901	—
Swedish Krona	UBSW	Buy	433,883,000	48,846,396 EUR	12/18/13	2,734,263	—
Swedish Krona	DBAB	Buy	1,217,000,000	137,584,082 EUR	12/19/13	6,910,864	—
Malaysian Ringgit	HSBK	Buy	167,392,229	53,880,000	12/20/13	—	(702,235)
Chilean Peso	DBAB	Buy	24,066,765,000	48,718,148	1/07/14	130,527	—
Japanese Yen	DBAB	Sell	10,434,667,000	120,521,916	1/07/14	7,468,653	—
Chilean Peso	DBAB	Buy	12,284,600,000	24,857,548	1/08/14	73,653	—
Malaysian Ringgit	DBAB	Buy	108,664,680	35,129,047	1/08/14	—	(643,332)
Chilean Peso	DBAB	Buy	17,261,240,000	35,055,321	1/10/14	—	(32,718)
Euro	CITI	Sell	29,000,000	38,040,750	1/10/14	56,667	—
Japanese Yen	CITI	Sell	3,332,090,000	38,190,581	1/10/14	2,087,725	—
Chilean Peso	MSCO	Buy	21,679,600,000	44,050,798	1/13/14	—	(79,517)
Euro	UBSW	Sell	49,935,936	65,365,641	1/13/14	—	(42,319)
Euro	JPHQ	Sell	26,531,589	34,736,483	1/14/14	—	(15,954)
Euro	CITI	Sell	192,914,073	256,575,717	1/14/14	3,886,966	—
Japanese Yen	UBSW	Sell	3,331,470,000	38,154,613	1/14/14	2,056,221	—
Japanese Yen	HSBK	Sell	12,607,090,000	143,588,724	1/15/14	6,981,530	—
Japanese Yen	DBAB	Sell	3,362,520,000	37,898,652	1/16/14	1,462,679	—
Japanese Yen	UBSW	Sell	10,082,050,000	113,549,386	1/16/14	4,301,173	—
Malaysian Ringgit	JPHQ	Buy	25,017,400	8,152,974	1/16/14	—	(216,891)
Japanese Yen	HSBK	Sell	10,034,848,500	113,838,327	1/17/14	5,099,888	—
Japanese Yen	JPHQ	Sell	39,352,550,000	444,443,629	1/17/14	18,016,181	—
Japanese Yen	DBAB	Sell	21,669,570,000	244,444,006	1/17/14	9,630,774	—
Chilean Peso	DBAB	Buy	20,283,160,000	41,225,935	1/22/14	—	(131,968)
Euro	CITI	Sell	42,223,091	56,468,106	1/22/14	1,157,462	—
Euro	JPHQ	Sell	25,614,073	34,162,483	1/22/14	609,021	—
Malaysian Ringgit	HSBK	Buy	149,324,973	48,304,912	1/23/14	—	(953,481)
Chilean Peso	DBAB	Buy	28,770,380,000	58,529,916	1/24/14	—	(254,890)

34 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	UBSW	Sell	15,371,620,000	174,241,895	1/27/14	$ 7,647,769	$ —
Chilean Peso	DBAB	Buy	17,914,400,000	36,433,598	1/28/14	—	(165,225)
Euro	CITI	Sell	81,493,700	109,076,873	1/28/14	2,316,457	—
Japanese Yen	HSBK	Sell	17,605,035,074	196,704,303	1/28/14	5,901,954	—
Japanese Yen	DBAB	Sell	13,902,366,365	155,246,972	1/28/14	4,573,932	—
Chilean Peso	DBAB	Buy	10,855,470,000	22,124,671	1/29/14	—	(150,036)
Chilean Peso	JPHQ	Buy	23,075,040,000	46,900,488	1/30/14	—	(195,553)
Swedish Krona	UBSW	Buy	968,454,000	110,984,873 EUR	1/30/14	3,335,069	—
Chilean Peso	DBAB	Buy	21,710,940,000	44,105,515	1/31/14	—	(166,918)
Chilean Peso	JPHQ	Buy	24,540,000,000	49,756,691	1/31/14	—	(92,642)
Chilean Peso	DBAB	Buy	20,259,910,000	41,020,267	2/03/14	—	(33,195)
Chilean Peso	DBAB	Buy	28,279,300,000	57,495,781	2/04/14	—	(291,922)
Mexican Peso	CITI	Buy	632,490,760	47,900,000	2/04/14	128,407	—
Malaysian Ringgit	DBAB	Buy	152,706,100	48,355,320	2/05/14	34,477	—
Chilean Peso	DBAB	Buy	13,711,100,000	27,845,451	2/06/14	—	(117,130)
Chilean Peso	DBAB	Buy	31,938,300,000	64,750,057	2/07/14	—	(168,223)
Singapore Dollar	HSBK	Buy	139,904,000	113,090,292	2/07/14	—	(63,642)
Euro	CITI	Sell	80,318,000	108,764,226	2/10/14	3,529,579	—
Euro	HSBK	Sell	73,778,000	99,773,678	2/10/14	3,107,902	—
Malaysian Ringgit	DBAB	Buy	200,633,268	63,691,079	2/10/14	—	(131,095)
Chilean Peso	BZWS	Buy	16,174,200,000	32,794,404	2/11/14	—	(104,724)
Euro	BZWS	Sell	150,959,000	203,960,705	2/11/14	6,168,368	—
Mexican Peso	CITI	Buy	1,256,968,280	95,899,158	2/11/14	—	(509,283)
Polish Zloty	BZWS	Buy	52,182,000	12,106,350 EUR	2/11/14	126,892	—
Polish Zloty	DBAB	Buy	52,182,000	12,132,245 EUR	2/11/14	92,963	—
Chilean Peso	DBAB	Buy	11,009,800,000	22,291,557	2/12/14	—	(42,345)
Japanese Yen	HSBK	Sell	28,357,850,000	304,883,778	2/12/14	—	(2,528,920)
Japanese Yen	JPHQ	Sell	28,342,918,000	304,883,529	2/12/14	—	(2,367,299)
Japanese Yen	GSCO	Sell	5,856,880,500	63,099,337	2/12/14	—	(392,057)
Mexican Peso	MSCO	Buy	1,188,587,000	90,338,755	2/12/14	—	(146,147)
Euro	UBSW	Sell	140,680,000	188,694,084	2/13/14	4,365,797	—
Japanese Yen	CITI	Sell	37,564,700,000	406,511,376	2/13/14	—	(714,350)
Japanese Yen	JPHQ	Sell	18,810,700,000	203,255,643	2/13/14	—	(664,552)
Mexican Peso	CITI	Buy	1,155,788,000	87,476,859	2/13/14	219,217	—
Chilean Peso	DBAB	Buy	9,810,760,000	19,901,333	2/14/14	—	(80,014)
Chilean Peso	MSCO	Buy	26,354,310,000	53,311,035	2/14/14	—	(65,702)
Mexican Peso	MSCO	Buy	544,517,320	41,335,863	2/14/14	—	(23,913)
Polish Zloty	DBAB	Buy	52,182,000	12,110,846 EUR	2/14/14	117,325	—
Chilean Peso	DBAB	Buy	20,505,700,000	41,591,181	2/18/14	—	(182,255)
Japanese Yen	JPHQ	Sell	22,341,630,000	241,093,767	2/18/14	—	(1,122,907)
Japanese Yen	GSCO	Sell	1,893,879,790	20,346,796	2/18/14	—	(185,692)
Mexican Peso	DBAB	Buy	1,413,199,480	107,691,213	2/18/14	—	(510,767)
Euro	JPHQ	Sell	145,696,000	194,719,790	2/19/14	3,807,104	—
Japanese Yen	GSCO	Sell	18,956,860,000	204,504,593	2/19/14	—	(1,019,322)

Semiannual Report | 35

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

36 | Semiannual Report

# Templeton Income Trust

## Statement of Investments, February 28, 2013 (unaudited) *(continued)*

**Templeton Global Bond Fund**

**Interest Rate Swap Contracts**

| Counterparty | Pay/Receive Floating Rate | Fixed Rate | Floating Rate | Notional Amount* | Expiration Date | Unrealized Appreciation | Unrealized Depreciation |
|---|---|---|---|---|---|---|---|
| JPHQ . . . | Receive | 3.558% | 3-month USD BBA LIBOR | 101,430,000 | 3/04/21 | $— | $ (16,658,432) |
| DBAB . . . | Receive | 3.523% | 3-month USD BBA LIBOR | 471,880,000 | 3/28/21 | — | (75,185,102) |
| JPHQ . . . | Receive | 3.963% | 3-month USD BBA LIBOR | 332,000,000 | 11/23/40 | — | (71,478,754) |
| CITI . . . . | Receive | 4.368% | 3-month USD BBA LIBOR | 43,600,000 | 12/20/40 | — | (12,763,168) |
| JPHQ . . . | Receive | 4.215% | 3-month USD BBA LIBOR | 234,600,000 | 1/11/41 | — | (61,016,274) |
| CITI . . . . | Receive | 4.347% | 3-month USD BBA LIBOR | 245,400,000 | 2/25/41 | — | (69,168,782) |
| JPHQ . . . | Receive | 4.349% | 3-month USD BBA LIBOR | 245,400,000 | 2/25/41 | — | (70,694,839) |
| JPHQ . . . | Receive | 4.320% | 3-month USD BBA LIBOR | 184,050,000 | 2/28/41 | — | (51,106,505) |
| JPHQ . . . | Receive | 4.299% | 3-month USD BBA LIBOR | 61,350,000 | 3/01/41 | — | (17,929,892) |
| Net unrealized appreciation (depreciation) . . . . . . . . . . | | | | | | $— | $(446,001,748) |

*In U.S. Dollars unless otherwise indicated.

See Abbreviations on page 55.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 37

38 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
February 28, 2013 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton Global Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton Global Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

42 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S.

Semiannual Report | 43

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the

44 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net liability position. At February 28, 2013, the Fund had OTC derivatives in a net liability position of $209,418,274 and the aggregate value of collateral pledged for such contracts was $236,035,000.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At February 28, 2013, the Fund held $509,323,924 in United States Treasury Bond, Notes and Index Linked Notes; and United Kingdom Treasury Bonds and Notes; and $236,035,000 in unrestricted cash as collateral for derivatives.

See Note 10 regarding other derivative information.

e. Restricted Cash

At February 28, 2013, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for

U.	S. federal income taxes is required.

Semiannual Report | 45

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

46 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

Semiannual Report | 47

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

48 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) *(continued)*

Templeton Global Bond Fund

3. Transactions with Affiliates *(continued)*

a. Management Fees

Annualized Fee Rate	Net Assets
0.500%	Up to and including $200 million
0.450%	Over $200 million, up to and including $1.3 billion
0.400%	Over $1.3 billion, up to and including $35 billion
0.395%	Over $35 billion, up to and including $50 billion
0.390%	Over $50 billion, up to and including $65 billion
0.385%	Over $65 billion, up to and including $80 billion
0.380%	In excess of $80 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

Class A	0.25%
Class C	0.65%
Class R	0.50%

Semiannual Report | 49

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 28, 2013, the Fund paid transfer agent fees of $33,117,339, of which $12,725,579 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2013, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At February 28, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

50 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2013, aggregated $13,061,078,407 and $9,394,532,027, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund. At February 28, 2013, the Fund owned 51% of the Sweep Money Fund. The Fund does not invest in the Sweep Money Fund for the purpose of exercising a controlling influence over the management or policies.

8. CREDIT RISK

At February 28, 2013, the Fund had 13.21% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report | 51

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

10. OTHER DERIVATIVE INFORMATION

At February 28, 2013, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

For the period ended February 28, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended February 28, 2013, the average month end market value of derivatives represented 3.99% of average month end net assets. The average month end number of open derivative contracts for the period was 630.

See Note 1(d) regarding derivative financial instruments.

52 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

11. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services. For the period ended February 28, 2013, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At February 28, 2013, 0.91% of the Fund’s outstanding shares were held by one or more of the Allocator Funds. Effective May 1, 2013, the SSA will be discontinued until further notice and approval by the Board.

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2013, the Fund did not use the Global Credit Facility.

Semiannual Report | 53

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

54 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

14. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 55

Templeton Income Trust

Shareholder Information

Templeton Global Bond Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

56 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

TEMPLETON GLOBAL BOND FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

406 S 04/13

FEBRUARY 28, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

FIXED INCOME

Templeton International Bond Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton International Bond Fund

Your Fund’s Goal and Main Investments: Templeton International Bond Fund seeks current income with capital appreciation and growth of income. The Fund invests predominantly in non-

U.S. securities and, under normal market conditions, invests at least 80% of its net assets in “bonds.”

Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

We are pleased to bring you Templeton International Bond Fund’s semiannual report for the period ended February 28, 2013.

Performance Overview

For the six months under review, Templeton International Bond Fund –
Class A delivered a +5.85% cumulative total return. In comparison, the
Fund’s benchmark, the Citigroup Non-USD World Government Bond Index
(WGBI), which measures performance of investment-grade, non-U.S. world government bond markets, had cumulative total returns of +2.01% in local currency terms and -3.86% in U.S. dollar terms for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

The global economic recovery was mixed during the period under review.
Emerging markets continued to lead the recovery as several emerging economies returned to or exceeded their pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, also enjoyed relatively strong recoveries, growth in the G-3 (U.S., eurozone and Japan) was slow by the standards of previous recoveries.

As fears eased surrounding the issues of sovereign debt in Europe, the possi-
bility of another recession in the U.S. and a potential “hard landing” in
China, financial markets generally rallied. Improving sentiment, relatively

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

strong fundamentals and central banks’ continued provision of liquidity across the globe supported risk assets, leading equity markets to perform well and bond yields to generally increase. Policymakers in the largest devel-
oped economies continued their already unprecedented efforts to supply liquidity. Monetary policy actions elsewhere in the world were mixed, and some policymakers were less willing to reverse previous tightening efforts in response to the external environment.

The ongoing eurozone sovereign debt crisis led to periods of risk aversion, when yields declined, equity markets sold off and perceived safe haven assets rallied, alternating with periods of heightened risk appetite, when yields increased and investors again favored risk assets. Against this backdrop, increased liquidity creation continued. For example, the Bank of Japan raised its inflation target and the U.S. Federal Reserve Board extended quan-
titative easing and made more explicit use of forward guidance. Economic data among the largest economies remained inconsistent with some observers’ dire predictions of a severe global economic slowdown.

Investment Strategy

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seek-
ing opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

Manager’s Discussion

Several factors, including interest rate developments, currency movements and exposure to sovereign debt markets affected the Fund’s total return.
During the period under review, currency positions, interest rate strategies and sovereign credit exposures each contributed to performance.

Interest Rate Strategy

During the period under review, we maintained the portfolio’s defensive dura-
tion posture as policymakers in the G-3, the U.K. and Switzerland implemented historically accommodative monetary policies. With interest rates in Japan at historically low levels, we saw what we viewed as limited value in this govern-
ment bond market and maintained no duration exposure in the country. Select duration exposures in Europe contributed to absolute performance during the period. The Fund maintained little duration exposure in emerging markets, except in select countries where rates were already quite high. Consequently, duration contributions from emerging markets were limited.

4 | Semiannual Report

Currency Strategy

The Fund’s diversified currency exposure contributed to performance. As part of the Fund’s investment strategy, we used currency forward contracts to limit or add exposure to various currencies. The U.S. dollar was broadly stronger and gained 2.77% during the period against the currencies of major U.S. trading partners.2 However, several Asian currencies, with the notable exception of the Japanese yen, appreciated against the U.S. dollar during the period. Overall, the Fund’s exposure to Asian currencies contributed to performance. Our large net-negative position in the Japanese yen, achieved through the use of currency forward contracts, notably benefited performance as the yen depreciated 15.13% against the U.S. dollar during the period.3 Currency positions elsewhere in Asia also added to relative and absolute results. Malaysia’s central bank kept its policy rate constant while Australia, the Philippines and South Korea cut rates during the period. The currencies of these countries posted mixed performance against the U.S. dollar. During the period, the Australian dollar depreciated 0.94% while the Malaysian ringgit rose 1.10%, the Philippine peso gained 3.48% and the South Korean won strengthened 4.78% against the U.S. dollar.3

The euro appreciated 3.72% against the U.S. dollar during the period as the European Central Bank maintained its commitment to preserving the European Monetary Union.3 The Fund’s net-negative euro position was the largest detractor from relative and absolute performance. The Fund’s positioning in some other European currencies that also appreciated against the U.S. dollar partially offset this effect. The Norwegian krone, Swedish krona and Polish zloty appreciated 1.24%, 2.73% and 4.53%, respectively, against the U.S. dollar.3

Exposure to Latin American currencies contributed to Fund performance. Economic growth in much of the region continued to be supported by domestic and external demand. The Brazilian central bank cut its policy rate, while Mexico and Chile held rates constant. The Brazilian real appreciated 2.63%, the Chilean peso advanced 1.53% and the Mexican peso rose 3.74% against the U.S. dollar during the period.3

Global Sovereign Debt Strategy

The Fund purchased hard currency-denominated sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Spreads narrowed between yields on sovereign credits and assets often considered safer, such as U.S. Treasuries,

2. Source: Federal Reserve H.10 Report.
3. Source: IDC/Exshare.

Semiannual Report | 5

during the period. As financial markets began reflecting the underlying strength of emerging economies, many traditional emerging markets could borrow more cheaply than some eurozone members and, in several cases, U.S.
states. U.S. dollar-denominated emerging market debt posted a +3.22% total return during the period, as measured by the J.P. Morgan (JPM) Emerging
Markets Bond Index (EMBI) Global.1 Overall, sovereign credit spreads nar-
rowed 37 basis points (0.37 percentage points) during the period.4 Regionally,
Latin American sovereign debt posted a +3.31% total return, Asian debt
+1.65%, and central and eastern European debt +4.02%.4

Thank you for your continued participation in Templeton International Bond
Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: J.P. Morgan. Regional returns are from subindexes of the JPM EMBI Global.

6 | Semiannual Report

Performance Summary as of 2/28/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed
0.74% (other than certain nonroutine expenses) until 12/31/13.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Semiannual Report | 11

aFor the period December 3, 2007 (commencement of operations) to August 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period December 3, 2007 (commencement of operations) to August 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aFor the period December 3, 2007 (commencement of operations) to August 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period December 3, 2007 (commencement of operations) to August 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited)

16 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

18 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 21

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(g).
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28,
2013, the aggregate value of these securities was $26,846,829, representing 6.99% of net assets.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2013, the aggregate value of these securities was
$2,134,520, representing 0.56% of net assets.
eA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
fPrincipal amount is stated in 100 Mexican Peso Units.
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hThe coupon rate shown represents the rate at period end.
iThe security is traded on a discount basis with no stated coupon rate.
jNon-income producing.
kSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At February 28, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Sell	2,750,000	5,811	3/04/13	$ 1	$ —
Indian Rupee	DBAB	Buy	3,003,000	54,268	3/04/13	915	—
Indian Rupee	HSBK	Buy	3,471,000	62,737	3/04/13	1,046	—
Indian Rupee	HSBK	Sell	3,471,000	64,549	3/04/13	1,374	—
Indian Rupee	DBAB	Sell	3,003,000	55,845	3/04/13	1,189	—
Japanese Yen	UBSW	Buy	36,900,000	399,783	3/04/13	—	(5,397)
Japanese Yen	UBSW	Sell	36,900,000	460,401	3/04/13	61,946	—
Euro	DBAB	Sell	62,000	82,804	3/05/13	1,826	—
Chilean Peso	DBAB	Buy	2,750,000	5,530	3/06/13	278	—
Euro	BZWS	Sell	414,214	549,455	3/07/13	8,443	—
Indian Rupee	DBAB	Buy	2,212,000	39,979	3/07/13	641	—
Chilean Peso	DBAB	Buy	46,380,000	92,390	3/08/13	5,543	—
Euro	HSBK	Sell	71,000	93,489	3/08/13	754	—
Euro	MSCO	Sell	202,000	265,772	3/08/13	1,935	—
Euro	DBAB	Sell	2,120,000	2,790,535	3/08/13	21,548	—
Euro	CITI	Sell	268,000	352,471	3/08/13	2,429	—
Mexican Peso	HSBK	Buy	25,865,900	1,928,607	3/08/13	95,846	—
Chilean Peso	MSCO	Buy	8,800,000	17,204	3/11/13	1,369	—
Euro	BZWS	Sell	455,012	598,295	3/11/13	3,979	—
Indian Rupee	HSBK	Buy	590,000	10,682	3/11/13	143	—
Indian Rupee	DBAB	Buy	599,000	10,822	3/11/13	168	—
Malaysian Ringgit	HSBK	Buy	3,220,478	1,047,000	3/11/13	—	(6,274)
Singapore Dollar	CITI	Buy	1,986,247	1,577,000	3/11/13	26,826	—
Indian Rupee	HSBK	Buy	58,725,065	1,099,000	3/12/13	—	(21,832)
Indian Rupee	JPHQ	Buy	58,453,640	1,093,000	3/12/13	—	(20,810)
Malaysian Ringgit	JPHQ	Buy	827,010	270,000	3/12/13	—	(2,763)
Chilean Peso	DBAB	Buy	45,131,875	88,581	3/13/13	6,644	—
Indian Rupee	HSBK	Buy	1,490,000	27,049	3/13/13	276	—
Indian Rupee	JPHQ	Buy	68,580,000	1,297,635	3/14/13	—	(40,271)
Japanese Yen	JPHQ	Sell	172,858,450	2,113,184	3/14/13	246,494	—
Singapore Dollar	HSBK	Buy	648,300	523,160	3/14/13	320	—
Euro	BZWS	Sell	132,892	174,407	3/15/13	825	—
Indian Rupee	HSBK	Buy	59,357,090	1,126,000	3/15/13	—	(37,977)
Japanese Yen	CITI	Sell	18,818,061	228,541	3/15/13	25,324	—
Malaysian Ringgit	HSBK	Buy	1,364,326	445,000	3/15/13	—	(4,230)
Chilean Peso	JPHQ	Buy	697,200,000	1,380,594	3/18/13	89,300	—
Euro	DBAB	Sell	563,000	737,434	3/18/13	2,032	—
Indian Rupee	DBAB	Buy	55,562,432	1,052,000	3/18/13	—	(34,224)
Indian Rupee	DBAB	Buy	1,499,000	27,162	3/18/13	297	—
Malaysian Ringgit	DBAB	Buy	1,065,198	345,765	3/18/13	—	(1,707)
Singapore Dollar	BZWS	Buy	2,020,036	1,644,044	3/18/13	—	(12,929)
Euro	CITI	Sell	98,445	129,271	3/19/13	679	—
Japanese Yen	CITI	Sell	16,634,000	200,168	3/19/13	20,533	—
Japanese Yen	MSCO	Sell	23,490,000	283,416	3/19/13	29,740	—
Singapore Dollar	JPHQ	Buy	410,000	335,845	3/19/13	—	(4,783)
Singapore Dollar	DBAB	Buy	568,400	448,867	3/19/13	10,098	—

Semiannual Report | 23

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Singapore Dollar	HSBK	Buy	650,000	514,363	3/19/13	$ 10,492	$ —
Indian Rupee	DBAB	Buy	1,365,000	24,538	3/20/13	455	—
Chilean Peso	JPHQ	Buy	19,100,000	38,277	3/21/13	1,973	—
Euro	DBAB	Sell	236,000	311,157	3/21/13	2,882	—
Euro	BZWS	Sell	81,680	108,422	3/21/13	1,728	—
Singapore Dollar	DBAB	Buy	612,000	487,960	3/21/13	6,211	—
Singapore Dollar	HSBK	Buy	489,000	389,828	3/21/13	5,025	—
Indian Rupee	JPHQ	Buy	1,388,000	25,090	3/25/13	294	—
Japanese Yen	BZWS	Sell	13,651,450	164,115	3/25/13	16,684	—
Euro	DBAB	Sell	202,000	266,458	3/26/13	2,586	—
Euro	CITI	Sell	179,804	237,226	3/26/13	2,349	—
Malaysian Ringgit	DBAB	Buy	302,000	96,561	3/26/13	930	—
Malaysian Ringgit	HSBK	Buy	144,000	46,067	3/26/13	419	—
Singapore Dollar	CSFB	Buy	1,736,000	1,379,749	3/26/13	22,021	—
Singapore Dollar	MSCO	Buy	1,735,100	1,371,621	3/26/13	29,423	—
Euro	MSCO	Sell	600,000	773,208	3/28/13	—	(10,582)
Euro	DBAB	Sell	41,097	54,914	3/28/13	1,228	—
Indian Rupee	JPHQ	Buy	9,008,000	162,687	3/28/13	1,947	—
Indian Rupee	HSBK	Buy	1,410,000	25,460	3/28/13	309	—
Indian Rupee	DBAB	Buy	97,814,000	1,757,190	3/28/13	30,499	—
Euro	DBAB	Sell	135,917	181,235	4/02/13	3,677	—
Hungary Forint	DBAB	Buy	154,700,000	684,211	4/02/13	—	(3,006)
Euro	DBAB	Sell	480,000	641,117	4/04/13	14,050	—
Euro	BZWS	Sell	212,293	283,358	4/05/13	6,019	—
Philippine Peso	DBAB	Buy	4,555,000	109,603	4/05/13	2,437	—
Indian Rupee	HSBK	Buy	52,200,000	945,219	4/08/13	6,398	—
Indian Rupee	DBAB	Buy	21,061,400	377,053	4/09/13	6,813	—
Euro	HSBK	Sell	396,000	521,690	4/10/13	4,335	—
Philippine Peso	JPHQ	Buy	2,407,000	58,006	4/10/13	1,199	—
Philippine Peso	DBAB	Buy	7,480,000	180,280	4/10/13	3,705	—
Euro	UBSW	Sell	198,000	259,592	4/11/13	912	—
Euro	DBAB	Sell	541,689	710,512	4/11/13	2,814	—
Philippine Peso	HSBK	Buy	3,734,000	89,887	4/11/13	1,958	—
Euro	JPHQ	Sell	450,000	590,828	4/12/13	2,914	—
Indian Rupee	DBAB	Buy	2,207,000	40,632	4/12/13	—	(435)
Indian Rupee	DBAB	Buy	1,394,000	24,963	4/12/13	426	—
Philippine Peso	JPHQ	Buy	2,781,000	66,820	4/12/13	1,584	—
Chilean Peso	MSCO	Buy	183,130,000	361,025	4/15/13	23,379	—
Euro	DBAB	Sell	170,000	224,213	4/15/13	2,107	—
Indian Rupee	DBAB	Buy	4,732,000	86,529	4/15/13	—	(403)
Indian Rupee	DBAB	Buy	704,000	12,687	4/15/13	127	—
Indian Rupee	JPHQ	Buy	2,242,000	40,418	4/15/13	388	—
Philippine Peso	HSBK	Buy	2,972,000	71,652	4/15/13	1,450	—
Euro	HSBK	Sell	507,192	671,028	4/16/13	8,372	—
Indian Rupee	JPHQ	Buy	3,179,000	58,307	4/16/13	—	(460)
Indian Rupee	JPHQ	Buy	3,120,000	57,029	4/18/13	—	(282)

24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	MSCO	Buy	164,090,000	323,777	4/19/13	$ 20,444	$ —
Euro	BZWS	Sell	208,570	274,311	4/19/13	1,804	—
Indian Rupee	JPHQ	Buy	1,559,000	28,565	4/22/13	—	(236)
Indian Rupee	DBAB	Buy	1,094,000	20,020	4/22/13	—	(140)
Japanese Yen	BZWS	Sell	20,800,000	257,362	4/22/13	32,680	—
Japanese Yen	CITI	Sell	20,800,000	257,279	4/22/13	32,597	—
Euro	DBAB	Sell	623,000	822,049	4/23/13	8,040	—
Euro	JPHQ	Sell	57,929	76,663	4/23/13	974	—
Euro	BZWS	Sell	796,633	1,037,383	4/25/13	—	(3,510)
Indian Rupee	DBAB	Buy	2,216,000	39,528	4/26/13	703	—
Chilean Peso	JPHQ	Buy	103,971,000	205,314	4/29/13	12,449	—
Chilean Peso	CITI	Buy	167,590,000	331,861	4/29/13	19,149	—
Euro	BZWS	Sell	57,000	75,414	4/29/13	934	—
Indian Rupee	DBAB	Buy	15,573,000	285,650	4/29/13	—	(3,121)
Indian Rupee	HSBK	Buy	5,734,000	105,112	4/29/13	—	(1,084)
Indian Rupee	JPHQ	Buy	1,885,000	33,821	4/29/13	377	—
Euro	BZWS	Sell	144,960	192,550	4/30/13	3,135	—
Indian Rupee	DBAB	Buy	11,832,000	217,215	4/30/13	—	(2,597)
Indian Rupee	HSBK	Buy	8,542,000	156,773	4/30/13	—	(1,832)
Indian Rupee	JPHQ	Buy	1,570,000	28,113	4/30/13	365	—
Euro	BZWS	Sell	379,000	500,981	5/07/13	5,725	—
Euro	CITI	Sell	204,872	270,825	5/07/13	3,110	—
Euro	CSFB	Sell	521,000	687,902	5/07/13	7,089	—
Euro	MSCO	Sell	379,000	500,295	5/07/13	5,039	—
Euro	DBAB	Sell	616,000	811,900	5/08/13	6,940	—
Euro	DBAB	Sell	379,000	494,652	5/10/13	—	(616)
Euro	UBSW	Sell	190,000	247,993	5/10/13	—	(295)
Japanese Yen	CITI	Sell	85,413,000	1,076,558	5/10/13	153,797	—
Chilean Peso	MSCO	Buy	18,800,000	36,780	5/13/13	2,517	—
Euro	CITI	Sell	504,830	657,834	5/13/13	—	(1,881)
Japanese Yen	UBSW	Sell	42,686,000	539,800	5/13/13	78,631	—
Japanese Yen	DBAB	Sell	57,105,000	721,934	5/13/13	104,986	—
Japanese Yen	CITI	Sell	42,685,000	537,104	5/14/13	75,942	—
Euro	BZWS	Sell	201,946	260,470	5/16/13	—	(3,441)
Euro	DBAB	Sell	1,792,000	2,304,154	5/17/13	—	(37,719)
Euro	DBAB	Sell	405,000	519,352	5/20/13	—	(9,935)
Euro	DBAB	Sell	590,000	752,309	5/21/13	—	(18,756)
Euro	BZWS	Sell	405,000	517,651	5/21/13	—	(11,640)
Malaysian Ringgit	HSBK	Buy	17,700	5,548	5/22/13	144	—
Euro	JPHQ	Sell	543,898	697,704	5/23/13	—	(13,122)
Mexican Peso	DBAB	Buy	14,550,000	1,024,251	5/23/13	106,153	—
Mexican Peso	HSBK	Buy	8,043,980	604,865	5/23/13	20,080	—
Indian Rupee	DBAB	Buy	9,760,000	177,708	5/28/13	—	(1,620)
Indian Rupee	HSBK	Buy	40,160,250	726,107	5/28/13	—	(1,545)
Indian Rupee	JPHQ	Buy	3,908,000	70,567	5/28/13	—	(60)
Malaysian Ringgit	HSBK	Buy	72,700	23,525	5/28/13	—	(155)

Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	5,328,000	6,710,533	5/29/13	$ —	$ (253,027)
Swedish Krona	BZWS	Buy	446,080	49,012 EUR	6/03/13	4,795	—
Euro	MSCO	Sell	2,850,000	3,544,260	6/04/13	—	(180,817)
Indian Rupee	HSBK	Buy	3,471,000	63,486	6/04/13	—	(1,536)
Indian Rupee	DBAB	Buy	3,003,000	54,916	6/04/13	—	(1,319)
Euro	DBAB	Sell	102,650	127,689	6/05/13	—	(6,480)
Euro	DBAB	Sell	265,800	332,675	6/07/13	—	(14,746)
Euro	DBAB	Sell	399,000	506,132	6/11/13	—	(15,412)
Swedish Krona	DBAB	Buy	4,700,000	517,063 EUR	6/11/13	49,483	—
Swedish Krona	MSCO	Buy	6,339,300	694,840 EUR	6/11/13	70,099	—
Euro	DBAB	Sell	386,000	486,908	6/13/13	—	(17,652)
Swedish Krona	MSCO	Buy	3,269,900	359,085 EUR	6/13/13	35,244	—
Swedish Krona	BZWS	Buy	2,847,000	316,263 EUR	6/13/13	25,955	—
Japanese Yen	CITI	Sell	9,278,000	117,355	6/14/13	17,090	—
Chilean Peso	DBAB	Buy	276,100,000	568,868	6/20/13	5,360	—
South Korean Won	DBAB	Buy	1,307,000,000	1,110,497	6/27/13	86,792	—
Swedish Krona	CITI	Buy	4,902,115	558,432 EUR	6/27/13	26,247	—
Japanese Yen	BZWS	Sell	37,381,000	472,161	6/28/13	68,134	—
Swedish Krona	UBSW	Buy	1,661,000	185,495 EUR	6/28/13	13,749	—
Japanese Yen	BZWS	Sell	25,656,000	325,563	7/02/13	48,253	—
Chilean Peso	DBAB	Buy	226,696,000	429,162	7/03/13	41,553	—
Malaysian Ringgit	HSBK	Buy	2,920,700	911,124	7/05/13	25,432	—
Norwegian Krone	DBAB	Buy	19,050,000	2,486,458 EUR	7/05/13	51,963	—
Euro	MSCO	Sell	356,000	436,267	7/16/13	—	(29,215)
Euro	UBSW	Sell	330,000	404,382	7/16/13	—	(27,104)
Euro	BZWS	Sell	212,000	259,764	7/16/13	—	(17,434)
Malaysian Ringgit	DBAB	Buy	18,003,280	5,560,000	7/17/13	208,459	—
Mexican Peso	DBAB	Buy	32,003,472	2,320,000	7/17/13	153,737	—
Polish Zloty	DBAB	Buy	16,623,100	3,800,000 EUR	7/17/13	201,965	—
Singapore Dollar	DBAB	Buy	3,915,648	3,090,000	7/17/13	71,976	—
South Korean Won	DBAB	Buy	9,043,327,000	7,730,000	7/17/13	546,475	—
Swedish Krona	DBAB	Buy	22,101,574	2,530,000 EUR	7/17/13	100,316	—
Euro	UBSW	Sell	330,000	405,933	7/18/13	—	(25,561)
Euro	BZWS	Sell	332,000	408,675	7/18/13	—	(25,434)
Philippine Peso	DBAB	Buy	90,804,000	2,161,022	7/18/13	70,973	—
Euro	DBAB	Sell	1,480,000	1,827,800	7/19/13	—	(107,403)
Euro	BZWS	Sell	249,000	307,515	7/19/13	—	(18,070)
Euro	MSCO	Sell	388,000	478,200	7/22/13	—	(29,150)
Euro	DBAB	Sell	183,000	225,539	7/22/13	—	(13,752)
Euro	DBAB	Sell	344,770	424,356	7/23/13	—	(26,470)
Euro	DBAB	Sell	69,825	85,187	7/25/13	—	(6,119)
Euro	CITI	Sell	311,346	404,158	7/26/13	—	(2,974)
Euro	BZWS	Sell	152,000	197,494	7/26/13	—	(1,269)
Euro	DBAB	Sell	29,935	36,532	7/29/13	—	(2,613)
Euro	BZWS	Sell	460,000	619,942	7/29/13	18,406	—
Japanese Yen	BZWS	Sell	37,960,000	422,717	7/29/13	12,302	—

26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	MSCO	Buy	22,871,000	47,308	7/30/13	$ 23	$ —
Euro	BZWS	Sell	119,968	148,301	7/30/13	—	(8,582)
Euro	JPHQ	Sell	1,228,000	1,524,685	7/31/13	—	(81,183)
Euro	DBAB	Sell	1,228,000	1,526,650	7/31/13	—	(79,218)
Chilean Peso	MSCO	Buy	35,230,000	73,069	8/01/13	—	(180)
Euro	UBSW	Sell	1,229,000	1,512,653	8/01/13	—	(94,536)
Euro	BZWS	Sell	97,592	120,088	8/01/13	—	(7,535)
Euro	HSBK	Sell	1,228,000	1,519,466	8/02/13	—	(86,430)
Euro	BZWS	Sell	244,026	301,676	8/05/13	—	(17,453)
Euro	BZWS	Sell	1,229,505	1,669,459	8/05/13	61,551	—
Euro	JPHQ	Sell	743,700	909,266	8/06/13	—	(63,330)
Japanese Yen	MSCO	Sell	16,900,000	217,319	8/06/13	34,585	—
Malaysian Ringgit	HSBK	Buy	2,236,000	704,918	8/06/13	10,592	—
Singapore Dollar	DBAB	Buy	372,000	300,825	8/07/13	—	(419)
Chilean Peso	JPHQ	Buy	31,400,000	65,010	8/08/13	—	(102)
Euro	CITI	Sell	107,290	133,917	8/08/13	—	(6,397)
Euro	JPHQ	Sell	680,100	848,860	8/09/13	—	(40,585)
Euro	DBAB	Sell	513,000	641,076	8/09/13	—	(29,833)
Euro	CITI	Sell	30,529	38,152	8/09/13	—	(1,774)
Chilean Peso	BZWS	Buy	96,800,000	200,290	8/12/13	—	(290)
Euro	GSCO	Sell	191,000	237,193	8/12/13	—	(12,606)
Singapore Dollar	DBAB	Buy	741,000	599,127	8/12/13	—	(735)
South Korean Won	HSBK	Buy	440,000,000	30,049,718 JPY	8/12/13	77,262	—
Singapore Dollar	BZWS	Buy	105,482	85,190	8/13/13	—	(8)
Euro	GSCO	Sell	364,000	450,596	8/14/13	—	(25,470)
Euro	MSCO	Sell	217,000	276,518	8/15/13	—	(7,293)
Singapore Dollar	HSBK	Buy	227,500	182,718	8/15/13	1,000	—
Euro	BZWS	Sell	695,000	862,679	8/16/13	—	(46,309)
Euro	BZWS	Sell	781,000	963,188	8/19/13	—	(58,307)
Japanese Yen	DBAB	Sell	16,770,000	214,187	8/19/13	32,835	—
Singapore Dollar	DBAB	Buy	455,000	368,511	8/19/13	—	(1,075)
Singapore Dollar	BZWS	Buy	303,000	244,928	8/19/13	—	(239)
Singapore Dollar	HSBK	Buy	227,500	182,731	8/19/13	987	—
Euro	JPHQ	Sell	868,000	1,078,898	8/20/13	—	(56,397)
Euro	BZWS	Sell	695,000	860,341	8/20/13	—	(48,680)
Euro	DBAB	Sell	438,000	542,407	8/20/13	—	(30,472)
Japanese Yen	JPHQ	Sell	7,537,000	95,487	8/20/13	13,980	—
Japanese Yen	UBSW	Sell	15,167,000	192,634	8/20/13	28,614	—
Japanese Yen	HSBK	Sell	34,880,000	442,079	8/20/13	64,879	—
Chilean Peso	MSCO	Buy	17,610,000	36,351	8/22/13	—	(11)
Euro	UBSW	Sell	340,000	420,801	8/22/13	—	(23,908)
Japanese Yen	BZWS	Sell	7,521,000	95,142	8/22/13	13,807	—
Mexican Peso	HSBK	Buy	8,229,279	607,686	8/22/13	26,287	—
Polish Zloty	DBAB	Buy	2,650,043	625,084 EUR	8/22/13	4,313	—
Euro	BZWS	Sell	237,520	297,423	8/23/13	—	(13,248)
Japanese Yen	CITI	Sell	15,026,000	190,094	8/23/13	27,595	—

Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	HSBK	Sell	14,916,000	188,911	8/23/13	$ 27,601	$ —
Japanese Yen	DBAB	Sell	7,432,000	94,082	8/23/13	13,708	—
Euro	BZWS	Sell	284,741	356,735	8/26/13	—	(15,710)
Euro	UBSW	Sell	125,681	157,252	8/26/13	—	(7,140)
Japanese Yen	JPHQ	Sell	14,994,000	190,207	8/26/13	28,048	—
Japanese Yen	BZWS	Sell	23,333,000	296,142	8/26/13	43,798	—
Japanese Yen	UBSW	Sell	23,295,000	295,285	8/26/13	43,352	—
Malaysian Ringgit	HSBK	Buy	72,400	22,848	8/26/13	290	—
Singapore Dollar	DBAB	Buy	600,000	482,442	8/26/13	2,093	—
Swedish Krona	DBAB	Buy	66,368,470	7,823,242 EUR	8/26/13	—	(6,250)
Japanese Yen	JPHQ	Sell	22,517,000	288,024	8/27/13	44,503	—
Japanese Yen	DBAB	Sell	17,053,000	218,002	8/27/13	33,574	—
Japanese Yen	HSBK	Sell	27,402,000	350,409	8/27/13	54,057	—
Malaysian Ringgit	HSBK	Buy	123,600	39,256	8/27/13	242	—
Mexican Peso	HSBK	Buy	8,254,764	607,437	8/27/13	28,205	—
Singapore Dollar	DBAB	Buy	374,000	301,346	8/27/13	681	—
Swedish Krona	DBAB	Buy	11,117,000	1,315,077 EUR	8/27/13	—	(7,180)
Euro	DBAB	Sell	94,076	118,240	8/28/13	—	(4,815)
Euro	JPHQ	Sell	55,232	69,577	8/29/13	—	(2,669)
Mexican Peso	HSBK	Buy	7,191,663	528,779	8/29/13	24,905	—
Swedish Krona	UBSW	Buy	1,881,000	224,495 EUR	8/29/13	—	(3,827)
Japanese Yen	JPHQ	Sell	24,149,000	308,630	8/30/13	47,449	—
Mexican Peso	HSBK	Buy	9,133,350	671,520	8/30/13	31,593	—
Singapore Dollar	DBAB	Buy	187,500	150,036	8/30/13	1,382	—
Swedish Krona	UBSW	Buy	1,879,000	224,198 EUR	8/30/13	—	(3,755)
Euro	DBAB	Sell	48,000	60,564	9/04/13	—	(2,226)
Malaysian Ringgit	JPHQ	Buy	770,000	242,512	9/04/13	3,450	—
Mexican Peso	HSBK	Buy	5,527,700	399,516	9/04/13	25,841	—
Polish Zloty	DBAB	Buy	1,727,633	397,066 EUR	9/06/13	15,791	—
Euro	DBAB	Sell	105,000	132,739	9/10/13	—	(4,622)
Euro	BZWS	Sell	91,492	115,824	9/10/13	—	(3,866)
Polish Zloty	DBAB	Buy	2,370,000	553,661 EUR	9/10/13	9,702	—
Euro	DBAB	Sell	399,000	512,476	9/11/13	—	(9,502)
Chilean Peso	JPHQ	Buy	3,923,654,400	7,893,089	9/12/13	183,192	—
Euro	BZWS	Sell	89,500	114,889	9/12/13	—	(2,197)
Polish Zloty	DBAB	Buy	6,080,000	1,424,221 EUR	9/12/13	19,529	—
Swedish Krona	DBAB	Buy	31,900,000	3,708,052 EUR	9/12/13	62,742	—
Euro	JPHQ	Sell	418,000	539,220	9/13/13	—	(7,624)
Euro	BZWS	Sell	255,382	330,630	9/16/13	—	(3,480)
Euro	DBAB	Sell	340,000	440,028	9/17/13	—	(4,790)
Euro	UBSW	Sell	237,212	306,905	9/17/13	—	(3,437)
Japanese Yen	BZWS	Sell	18,748,705	240,368	9/18/13	37,545	—
Euro	BZWS	Sell	60,021	79,066	9/19/13	539	—
Singapore Dollar	JPHQ	Buy	404,000	330,281	9/19/13	—	(4,008)
Euro	DBAB	Sell	822,000	1,067,671	9/24/13	—	(7,815)
Euro	BZWS	Sell	144,692	188,068	9/24/13	—	(1,244)

28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	DBAB	Buy	4,438,000	106,167	9/24/13	$ 2,843	$ —
Euro	DBAB	Sell	382,000	494,885	9/26/13	—	(4,925)
Malaysian Ringgit	HSBK	Buy	217,000	69,607	9/26/13	—	(368)
Malaysian Ringgit	DBAB	Buy	58,000	18,596	9/26/13	—	(89)
South Korean Won	HSBK	Buy	871,000,000	766,860	9/26/13	27,712	—
Euro	BZWS	Sell	1,810,000	2,355,263	9/27/13	—	(12,970)
Japanese Yen	JPHQ	Sell	18,778,488	223,215	9/27/13	20,047	—
Euro	DBAB	Sell	2,210,000	2,853,270	9/30/13	—	(38,412)
Euro	HSBK	Sell	810,000	1,042,049	9/30/13	—	(17,799)
Japanese Yen	JPHQ	Sell	4,170,000	53,846	9/30/13	8,729	—
Philippine Peso	HSBK	Buy	5,600,000	133,530	9/30/13	4,014	—
Swedish Krona	DBAB	Buy	929,000	107,866 EUR	9/30/13	1,907	—
Euro	DBAB	Sell	5,674,000	7,361,731	10/03/13	—	(62,649)
Philippine Peso	HSBK	Buy	4,500,000	107,885	10/03/13	2,638	—
Philippine Peso	DBAB	Buy	7,621,000	182,321	10/04/13	4,855	—
Philippine Peso	HSBK	Buy	6,113,000	146,546	10/04/13	3,593	—
Euro	DBAB	Sell	780,000	1,011,215	10/07/13	—	(9,447)
Euro	UBSW	Sell	430,000	556,906	10/07/13	—	(5,767)
Philippine Peso	HSBK	Buy	9,114,000	219,144	10/07/13	4,693	—
Euro	UBSW	Sell	195,000	254,826	10/09/13	—	(345)
Euro	DBAB	Sell	1,740,000	2,280,844	10/09/13	3,938	—
Euro	UBSW	Sell	193,000	250,485	10/11/13	—	(2,073)
Mexican Peso	DBAB	Buy	46,934,000	3,530,598	10/11/13	69,498	—
Philippine Peso	JPHQ	Buy	2,986,000	71,881	10/11/13	1,452	—
Philippine Peso	HSBK	Buy	5,257,000	126,489	10/11/13	2,616	—
Philippine Peso	DBAB	Buy	1,782,000	42,817	10/16/13	944	—
Euro	HSBK	Sell	170,000	221,000	10/17/13	—	(1,474)
Malaysian Ringgit	JPHQ	Buy	433,000	139,385	10/18/13	—	(1,379)
Malaysian Ringgit	HSBK	Buy	389,000	126,291	10/22/13	—	(2,333)
Malaysian Ringgit	DBAB	Buy	278,000	89,663	10/23/13	—	(1,081)
Malaysian Ringgit	HSBK	Buy	186,060	60,000	10/24/13	—	(717)
Euro	BZWS	Sell	104,786	136,685	10/25/13	—	(456)
Euro	DBAB	Sell	306,000	398,626	10/29/13	—	(1,872)
Euro	UBSW	Sell	289,000	376,726	10/29/13	—	(1,523)
Chilean Peso	MSCO	Buy	17,020,200	34,828	10/30/13	7	—
Euro	DBAB	Sell	572,116	740,447	10/31/13	—	(8,364)
Malaysian Ringgit	JPHQ	Buy	267,000	86,232	10/31/13	—	(1,189)
Euro	DBAB	Sell	36,060	47,058	11/04/13	—	(141)
Euro	BZWS	Sell	254,534	331,355	11/05/13	—	(1,807)
Euro	DBAB	Sell	148,000	192,700	11/05/13	—	(1,018)
Japanese Yen	BZWS	Sell	15,100,000	189,961	11/05/13	26,512	—
Japanese Yen	CITI	Sell	15,120,000	190,184	11/05/13	26,519	—
Japanese Yen	UBSW	Sell	30,300,000	380,883	11/05/13	52,903	—
Euro	DBAB	Sell	113,000	145,205	11/08/13	—	(2,706)
Japanese Yen	CITI	Sell	34,542,911	432,478	11/08/13	58,557	—
Norwegian Krone	UBSW	Buy	1,875,500	251,559 EUR	11/08/13	—	(5,646)

Semiannual Report | 29

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	JPHQ	Sell	1,121,018	1,435,436	11/12/13	$ —	$ (31,972)
Japanese Yen	HSBK	Sell	15,273,000	163,610	11/12/13	—	(1,726)
Japanese Yen	JPHQ	Sell	33,933,000	428,975	11/13/13	61,633	—
Euro	DBAB	Sell	1,328,838	1,696,421	11/15/13	—	(43,073)
Euro	MSCO	Sell	217,000	276,854	11/15/13	—	(7,206)
Japanese Yen	UBSW	Sell	34,402,400	434,703	11/15/13	62,270	—
Japanese Yen	MSCO	Sell	6,000,000	75,849	11/15/13	10,894	—
Japanese Yen	CITI	Sell	44,512,000	562,749	11/15/13	80,871	—
Euro	DBAB	Sell	431,774	554,717	11/19/13	—	(10,511)
Japanese Yen	CITI	Sell	29,454,000	364,796	11/19/13	45,918	—
Japanese Yen	DBAB	Sell	23,793,000	293,572	11/19/13	35,982	—
Malaysian Ringgit	DBAB	Buy	498,560	160,000	11/19/13	—	(1,354)
Euro	JPHQ	Sell	1,295,287	1,653,583	11/20/13	—	(42,073)
Euro	DBAB	Sell	430,000	550,572	11/20/13	—	(12,340)
Euro	UBSW	Sell	151,344	193,735	11/20/13	—	(4,388)
Japanese Yen	JPHQ	Sell	11,881,000	147,220	11/20/13	18,591	—
Japanese Yen	UBSW	Sell	9,491,000	117,539	11/20/13	14,785	—
Japanese Yen	HSBK	Sell	6,209,000	76,874	11/20/13	9,652	—
Japanese Yen	CITI	Sell	33,082,000	408,965	11/20/13	50,804	—
Malaysian Ringgit	HSBK	Buy	324,000	103,806	11/20/13	—	(711)
Euro	DBAB	Sell	13,877	18,046	11/29/13	—	(122)
Malaysian Ringgit	JPHQ	Buy	1,085,000	350,633	12/04/13	—	(5,650)
Chilean Peso	DBAB	Buy	19,120,000	38,012	12/05/13	953	—
Chilean Peso	DBAB	Buy	36,390,000	72,504	12/06/13	1,646	—
Euro	HSBK	Sell	30,268	39,811	12/09/13	180	—
Euro	UBSW	Sell	142,592	187,194	12/09/13	491	—
Swedish Krona	MSCO	Buy	2,569,200	293,174 EUR	12/16/13	11,064	—
Chilean Peso	DBAB	Buy	46,917,000	94,974	1/07/14	254	—
Euro	DBAB	Sell	722,726	949,807	1/07/14	3,213	—
Japanese Yen	DBAB	Sell	23,005,000	265,711	1/07/14	16,466	—
Chilean Peso	DBAB	Buy	27,470,000	55,585	1/08/14	165	—
Malaysian Ringgit	DBAB	Buy	345,400	111,661	1/08/14	—	(2,045)
Swedish Krona	DBAB	Buy	15,800,000	1,833,585 EUR	1/09/14	26,050	—
Chilean Peso	DBAB	Buy	38,600,000	78,392	1/10/14	—	(73)
Japanese Yen	CITI	Sell	7,840,000	89,858	1/10/14	4,912	—
Chilean Peso	MSCO	Buy	36,800,000	74,774	1/13/14	—	(135)
Euro	UBSW	Sell	195,249	255,694	1/13/14	—	(51)
Euro	JPHQ	Sell	22,549	29,522	1/14/14	—	(14)
Euro	DBAB	Sell	86,000	113,941	1/14/14	1,294	—
Euro	CITI	Sell	32,570	43,318	1/14/14	656	—
Japanese Yen	UBSW	Sell	23,520,000	268,965	1/14/14	14,113	—
Japanese Yen	HSBK	Sell	28,700,000	326,879	1/15/14	15,893	—
Japanese Yen	UBSW	Sell	37,130,000	418,361	1/16/14	16,024	—
Japanese Yen	DBAB	Sell	7,860,000	88,589	1/16/14	3,419	—
Malaysian Ringgit	JPHQ	Buy	99,000	32,263	1/16/14	—	(858)
Euro	DBAB	Sell	105,000	140,490	1/17/14	2,951	—

30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	CITI	Sell	48,798	65,261	1/22/14	$ 1,338	$ —
Euro	JPHQ	Sell	32,570	43,395	1/22/14	729	—
Euro	DBAB	Sell	531,000	709,071	1/24/14	13,466	—
Euro	UBSW	Sell	57,624	76,765	1/27/14	1,276	—
Japanese Yen	UBSW	Sell	33,200,000	376,332	1/27/14	16,518	—
Euro	CITI	Sell	111,900	149,775	1/28/14	3,181	—
Japanese Yen	HSBK	Sell	40,858,365	456,518	1/28/14	13,697	—
Japanese Yen	DBAB	Sell	31,548,058	352,295	1/28/14	10,379	—
Chilean Peso	DBAB	Buy	24,250,000	49,424	1/29/14	—	(335)
Chilean Peso	JPHQ	Buy	81,300,000	165,244	1/30/14	—	(689)
Malaysian Ringgit	JPHQ	Buy	314,000	101,095	1/30/14	—	(1,562)
Swedish Krona	UBSW	Buy	4,650,000	532,890 EUR	1/30/14	16,013	—
Chilean Peso	JPHQ	Buy	117,000,000	237,226	1/31/14	—	(442)
Chilean Peso	DBAB	Buy	48,500,000	98,527	1/31/14	—	(373)
Euro	DBAB	Sell	462,000	623,252	1/31/14	17,992	—
Chilean Peso	DBAB	Buy	45,250,000	91,618	2/03/14	—	(74)
Euro	UBSW	Sell	86,000	116,629	2/03/14	3,958	—
Chilean Peso	DBAB	Buy	68,600,000	139,473	2/04/14	—	(708)
Malaysian Ringgit	JPHQ	Buy	753,000	239,162	2/04/14	—	(537)
Chilean Peso	DBAB	Buy	33,200,000	67,425	2/06/14	—	(284)
Chilean Peso	DBAB	Buy	74,940,000	151,922	2/07/14	—	(387)
Singapore Dollar	HSBK	Buy	372,000	300,703	2/07/14	—	(169)
Euro	CITI	Sell	203,000	274,897	2/10/14	8,920	—
Euro	UBSW	Sell	152,000	205,796	2/10/14	6,641	—
Euro	HSBK	Sell	152,000	205,557	2/10/14	6,402	—
Chilean Peso	BZWS	Buy	33,500,000	67,924	2/11/14	—	(217)
Euro	BZWS	Sell	493,000	666,092	2/11/14	20,144	—
Euro	DBAB	Sell	2,298,000	3,083,755	2/11/14	72,825	—
Chilean Peso	DBAB	Buy	18,700,000	37,862	2/12/14	—	(72)
Japanese Yen	GSFX	Sell	49,397,000	532,181	2/12/14	—	(3,306)
Euro	UBSW	Sell	327,000	438,605	2/13/14	10,147	—
Chilean Peso	DBAB	Buy	17,300,000	35,093	2/14/14	—	(141)
Chilean Peso	MSCO	Buy	46,470,000	94,002	2/14/14	—	(116)
Mexican Peso	MSCO	Buy	8,240,820	625,584	2/14/14	—	(362)
Chilean Peso	DBAB	Buy	18,500,000	37,523	2/18/14	—	(164)
Japanese Yen	JPHQ	Sell	8,460,000	90,894	2/18/14	—	(825)
Japanese Yen	GSFX	Sell	4,527,440	48,640	2/18/14	—	(444)
Euro	JPHQ	Sell	388,000	518,554	2/19/14	10,138	—
Chilean Peso	JPHQ	Buy	18,900,000	38,415	2/21/14	—	(262)
Euro	GSFX	Sell	198,000	265,043	2/21/14	5,587	—
Chilean Peso	JPHQ	Buy	32,200,000	65,321	2/24/14	—	(344)
Chilean Peso	MSCO	Buy	22,850,000	46,222	2/24/14	—	(113)
Japanese Yen	HSBK	Sell	32,060,000	343,071	2/24/14	—	(4,539)
Chilean Peso	DBAB	Buy	16,920,000	34,209	2/25/14	—	(70)
Japanese Yen	JPHQ	Sell	32,100,000	346,269	2/25/14	—	(1,780)
Chilean Peso	MSCO	Buy	22,000,000	44,476	2/26/14	—	(92)

Semiannual Report | 31

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

Templeton Income Trust

Financial Statements (continued)

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton International Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton International Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

Semiannual Report | 37

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,

38 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not

Semiannual Report | 39

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net liability position. At February 28, 2013, the Fund had OTC derivatives in a net liability position for such contracts of $36,239.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At February 28, 2013, the Fund held $1,434,722 in United States Treasury Bonds and Notes and United Kingdom Treasury Bonds and Notes, as collateral for derivatives.

See Note 10 regarding other derivative information.

e. Restricted Cash

At February 28, 2013, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.

40 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Semiannual Report | 41

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

42 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) *(continued)*

Templeton International Bond Fund

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended February 28, 2013		Year Ended August 31, 2012	
	Shares	Amount	Shares	Amount
Class C Shares:				
Shares sold	366,740	$ 4,394,087	1,498,460	$ 17,024,588
Shares issued in reinvestment of distributions	54,952	655,699	71,433	808,501
Shares redeemed	(369,049)	(4,425,775)	(1,387,670)	(15,880,934)
Net increase (decrease)	52,643	$ 624,011	182,223	$ 1,952,155
Class R Shares:				
Shares sold	15,292	$ 183,453	13,790	$ 158,791
Shares issued in reinvestment of distributions	2,428	28,957	2,950	33,403
Shares redeemed	(7,212)	(86,449)	(11,910)	(137,896)
Net increase (decrease)	10,508	$ 125,961	4,830	$ 54,298
Advisor Class Shares:				
Shares sold	6,184,784	$ 74,106,453	6,916,078	$ 79,535,915
Shares issued in reinvestment of distributions	415,066	4,950,756	421,992	4,785,078
Shares redeemed	(1,627,287)	(19,507,185)	(3,611,967)	(41,233,324)
Net increase (decrease)	4,972,563	$ 59,550,024	3,726,103	$ 43,087,669

3. Transactions with Affiliates

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Annualized Fee Rate	Net Assets
0.500%	Up to and including $200 million
0.450%	Over $200 million, up to and including $1.3 billion
0.400%	In excess of $1.3 billion

Semiannual Report | 43

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 28, 2013, the Fund paid transfer agent fees of $148,943, of which $58,383 was retained by Investor Services.

44 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses, for each class of the Fund do not exceed 0.74% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2013.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2013, there were no credits earned.

5. INCOME TAXES

At February 28, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2013, aggregated $58,319,421 and $40,077,097, respectively.

Semiannual Report | 45

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK

At February 28, 2013, the Fund had 12.13% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At February 28, 2013, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

46 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended February 28, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended February 28, 2013, the average month end market value of derivatives repre-
sented 2.51% of average month end net assets. The average month end number of open derivative contracts for the period was 479.

See Note 1(d) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndi-
cated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the
Borrowers for temporary and emergency purposes, including the ability to meet future unan-
ticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the
Global Credit Facility, based upon its relative share of the aggregate net assets of all of the
Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of
Operations. During the period ended February 28, 2013, the Fund did not use the Global
Credit Facility.

Semiannual Report | 47

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

48 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

13. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no event occurred that require disclosure.

Semiannual Report | 49

Templeton Income Trust

Shareholder Information

Templeton International Bond Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

50 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Templeton International Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

447 S 04/13

FEBRUARY 28, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery
at franklintempleton.com/edelivery

FIXED INCOME

Templeton Global Total Return Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Shareholder Letter

Dear Shareholder:

During the six months ended February 28, 2013, the global economy experienced challenges as the U.S. economy grew slightly and the eurozone economy contracted in the fourth quarter of 2012. In the U.S., manufacturing and business activity increased and consumer spending remained solid, but declines in federal spending weighed on growth. In Europe, manufacturing output fell in most eurozone countries, and Italian election results at period-end reflected the region’s divisiveness. Central banks around the world continued using programs designed to support economic growth, helping global stocks generate strong gains during the period. In U.S. dollar terms, most global bond indexes declined slightly.

Although the recent environment has been challenging, we remain cautiously optimistic about global economies as developed countries attempt to address their fiscal problems and high debt levels while many emerging economies continue to show growth. We also remain positive about securities markets given selectively attractive valuations and such underlying fundamentals as strong corporate balance sheets and earnings reports. Keep in mind we have navigated through past periods of economic uncertainty and market volatility by remaining committed to our long-term perspective and disciplined investment approach. First and foremost for us, this means conducting rigorous, fundamental analysis of securities with a continual emphasis on investment risk management.

Templeton Global Total Return Fund’s semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, you will find performance data, financial information and a discussion from the portfolio managers. Please remember all securities markets fluctuate, as do mutual fund share prices.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Not part of the semiannual report | 1

Semiannual Report

Templeton Global Total Return Fund

Your Fund’s Goal and Main Investments: Templeton Global Total Return Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securi-

ties and debt obligations (including convertible bonds) of governments, or government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

We are pleased to bring you Templeton Global Total Return Fund’s semiannual report for the period ended February 28, 2013.

Performance Overview

For the six months under review, Templeton Global Total Return Fund –
Class A delivered a +9.81% cumulative total return. In comparison, the global fixed income bond market, as measured by the Fund’s benchmark, the Barclays Multiverse Index, had a -0.79% cumulative total return for the same period.1 You can find other performance data in the Performance
Summary beginning on page 7.

Economic and Market Overview

The global economic recovery was mixed during the period under review.
Emerging markets continued to lead the recovery as several emerging economies returned to or exceeded their pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, also enjoyed relatively strong recoveries, growth in the G-3 (U.S., eurozone and Japan) was slow by the standards of previous recoveries.

As fears eased surrounding the issues of sovereign debt in Europe, the possi-
bility of another recession in the U.S. and a potential “hard landing” in

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

China, financial markets generally rallied. Improving sentiment, relatively strong fundamentals and central banks’ continued provision of liquidity across the globe supported risk assets, leading equity markets to perform well and bond yields to generally increase. Policymakers in the largest developed economies continued their already unprecedented efforts to supply liquidity. Monetary policy actions elsewhere in the world were mixed, and some poli-cymakers were less willing to reverse previous tightening efforts in response to the external environment.

The ongoing eurozone sovereign debt crisis led to periods of risk aversion, when yields declined, equity markets sold off and perceived safe haven assets rallied, alternating with periods of heightened risk appetite, when yields increased and investors again favored risk assets. Against this backdrop, increased liquidity creation continued. For example, the Bank of Japan raised its inflation target and the U.S. Federal Reserve Board extended quantitative easing and made more explicit use of forward guidance. Economic data among the largest economies remained inconsistent with some observers’ dire predictions of a severe global economic slowdown.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including evaluation of interest and currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to credit markets. During the period under review, currency positions, interest rate strategies and credit exposures contributed to performance.

Interest Rate Strategy

During the period under review, we maintained the portfolio’s defensive duration posture as policymakers in the G-3, the U.K. and Switzerland implemented historically accommodative monetary policies. With interest rates in the U.S. and Japan at historically low levels, central banks supplying significant liquidity to the financial sector and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in these government bond markets and maintained underweighted duration exposure in

4 | Semiannual Report

the U.S. and no duration exposure in Japan. Select duration exposures in Europe contributed to absolute performance during the period. The Fund maintained little duration exposure in emerging markets, except in select countries where rates were already quite high. Consequently, duration contributions from emerging markets were limited.

Currency Strategy

The Fund’s diversified currency exposure contributed to performance. As part of the Fund’s investment strategy, we used currency forward contracts to limit or add exposure to various currencies. The U.S. dollar was broadly stronger and gained 2.77% during the period against the currencies of major U.S. trading partners.2 However, several Asian currencies, with the notable exception of the Japanese yen, appreciated against the U.S. dollar during the period. Overall, the Fund’s exposure to Asian currencies contributed to performance. Our large net-negative position in the Japanese yen, achieved through the use of currency forward contracts, notably benefited performance as the yen depreciated 15.13% against the U.S. dollar during the period.3 Currency positions elsewhere in Asia also added to relative and absolute results. Malaysia’s central bank kept its policy rate constant while Australia, the Philippines and South Korea cut rates during the period. The currencies of these countries posted mixed performance against the U.S. dollar. During the period, the Australian dollar depreciated 0.94% while the Malaysian ringgit rose 1.10%, the Philippine peso gained 3.48% and the South Korean won strengthened 4.78% against the U.S. dollar.3

The euro appreciated 3.72% against the U.S. dollar during the period as the European Central Bank maintained its commitment to preserving the European Monetary Union.3 The Fund’s net-negative euro position was the largest detractor from relative and absolute performance. The Fund’s positioning in some other European currencies that also appreciated against the U.S. dollar partially offset this effect. The Norwegian krone, Swedish krona and Polish zloty appreciated 1.24%, 2.73% and 4.53%, respectively, against the U.S. dollar.3

Exposure to Latin American currencies contributed to Fund performance. Economic growth in much of the region continued to be supported by domestic and external demand. The Brazilian central bank cut its policy rate, while Mexico and Chile held rates constant. The Brazilian real appreciated 2.63%, the Chilean peso advanced 1.53% and the Mexican peso rose 3.74% against the U.S. dollar during the period.3

2. Source: Federal Reserve H.10 Report.
3. Source: IDC/Exshare.

Semiannual Report | 5

Global Credit Strategy

In addition to purchasing global government bonds, the Fund also invested in the credit sector. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to the U.S. Treasury and
European benchmark bonds. Relative to the benchmark Barclays Multiverse
Index, the Fund’s overall credit positioning during the period aided perform-
ance. Specifically, the Fund benefited from its overweighted high yield corporate credit and sub-investment grade sovereign bond positions.

Thank you for your continued participation in Templeton Global Total
Return Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reli-
able, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 2/28/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s ini-
tial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised.
Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging mar-
kets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity.
Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is nondiversified, which involves the risk of greater price fluctua-
tion than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The
Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect past expense reductions, without which the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. This figure represents the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of voluntary expense waivers, annualized for each class (A: 0.99%;
C: 1.39%; R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 11

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited)

Templeton Global Total Return Fund	Shares		Value
Common Stocks and Other Equity Interests 0.0%†			
United States 0.0%†			
[a,b] Comfort Co. Inc., Escrow Account	1,299		$ —
[a] MGM Holdings Inc., A	25,992		1,027,744
[a,b] NewPage Corp., Litigation Trust	2,500,000		—
[a,c] NewPage Holdings Inc.	10,000		986,000
Total Common Stocks and Other Equity Interests (Cost $2,561,678)			2,013,744
Preferred Stocks (Cost $575,000) 0.0%†			
United States 0.0%†			
GMAC Capital Trust I, 8.125%, pfd.	23,000		610,420
	Principal Amount*		
Foreign Government and Agency Securities 60.5%			
Argentina 0.2%			
[d] Government of Argentina, GDP Linked Securities, 6.266%, 12/15/35	187,930,000		11,040,888
Australia 2.4%			
Government of Australia, senior bond, 6.50%, 5/15/13	1,425,000	AUD	1,466,268
New South Wales Treasury Corp.,			
5.25%, 5/01/13	400,000	AUD	410,011
5.50%, 8/01/13	29,630,000	AUD	30,578,166
Queensland Treasury Corp., senior note, 6.00%,			
8/14/13	4,400,000	AUD	4,556,088
8/21/13	67,304,000	AUD	69,710,833
Western Australia Treasury Corp., 8.00%, 6/15/13	21,370,000	AUD	22,130,865
			128,852,231
Bosnia & Herzegovina 0.0%†			
[e] Government of Bosnia & Herzegovina, senior bond, B, FRN, 1.063%, 12/11/21	262,500	DEM	145,053
Brazil 0.6%			
Nota Do Tesouro Nacional,			
10.00%, 1/01/17	8,225[f]	BRL	4,283,840
[g] Index Linked, 6.00%, 5/15/13	695[f]	BRL	799,229
[g] Index Linked, 6.00%, 5/15/15	8,804[f]	BRL	10,676,282
[g] Index Linked, 6.00%, 8/15/16	4,103[f]	BRL	5,074,705
[g] Index Linked, 6.00%, 5/15/17	5,321[f]	BRL	6,675,842
[g] Index Linked, 6.00%, 8/15/18	3,115[f]	BRL	3,985,048
[g] Index Linked, 6.00%, 5/15/45	400[f]	BRL	612,984
			32,107,930
Canada 1.3%			
Government of Canada,			
1.00%, 11/01/14	9,542,000	CAD	9,262,243
2.00%, 12/01/14	16,423,000	CAD	16,217,465
1.00%, 2/01/15	44,526,000	CAD	43,227,910
			68,707,618

16 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 17

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

18 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Ukraine 2.1%			
[h]Government of Ukraine,			
144A, 9.25%, 7/24/17	11,940,000		$ 13,283,250
144A, 7.75%, 9/23/20	49,715,000		52,862,457
senior bond, 144A, 6.58%, 11/21/16	9,395,000		9,475,092
senior bond, 144A, 7.80%, 11/28/22	24,550,000		25,654,750
senior note, 144A, 6.25%, 6/17/16	3,000,000		3,005,625
senior note, 144A, 7.95%, 2/23/21	11,368,000		12,219,463
			116,500,637
Uruguay 4.6%			
[g]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	1,706,694,494	UYU	113,111,282
Uruguay Notas del Tesoro,			
9.00%, 1/27/14	362,803,000	UYU	18,847,711
9.75%, 6/14/14	227,208,000	UYU	11,871,915
10.50%, 3/21/15	288,830,000	UYU	15,273,209
10.25%, 8/22/15	332,341,000	UYU	17,644,372
9.50%, 1/27/16	479,450,000	UYU	24,975,693
[g]Index Linked, 2.25%, 8/23/17	224,123,884	UYU	11,987,076
[g]Index Linked, 4.00%, 6/10/20	190,380,420	UYU	11,620,741
[g]Index Linked, 2.50%, 9/27/22	34,199,663	UYU	1,861,285
[g]Index Linked, 4.00%, 5/25/25	407,250,988	UYU	25,160,009
			252,353,293
Venezuela 0.0%[†]			
Government of Venezuela, 10.75%, 9/19/13	1,440,000		1,483,380
Vietnam 0.1%			
Government of Vietnam,			
[h]144A, 6.75%, 1/29/20	2,790,000		3,210,244
[i]Reg S, 6.875%, 1/15/16	100,000		110,154
			3,320,398
Total Foreign Government and Agency Securities (Cost $3,154,737,741)			3,309,943,803
Quasi-Sovereign and Corporate Bonds 13.9%			
Australia 0.2%			
[h]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	400,000		419,774
6.00%, 4/01/17	1,000,000		1,047,500
6.875%, 2/01/18	7,000,000		7,428,750
8.25%, 11/01/19	600,000		666,000
			9,562,024
Bermuda 0.1%			
[h]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	2,600,000		2,793,375
[h,i]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	2,900,000		2,892,750
			5,686,125

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 23

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)			
Luxembourg (continued)			
Intelsat Jackson Holdings SA, senior note,			
8.50%, 11/01/19	2,200,000		$ 2,453,000
7.25%, 10/15/20	2,000,000		2,152,500
7.50%, 4/01/21	5,500,000		5,981,250
[h]144A, 6.625%, 12/15/22	200,000		202,125
Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17	100,000		106,375
			12,591,666
Mexico 0.2%			
[h]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	8,300,000		9,356,258
Netherlands 0.2%			
[h]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	4,500,000		4,320,000
[h]UPC Holding BV, senior note, 144A, 6.375%, 9/15/22	3,000,000	EUR	3,910,803
[h]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	1,100,000	EUR	1,526,812
[h]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	500,000		540,938
Ziggo Bond Co.,			
[h]senior bond, 144A, 8.00%, 5/15/18	1,000,000	EUR	1,413,799
[i]senior note, Reg S, 8.00%, 5/15/18	100,000	EUR	141,380
			11,853,732
Russia 1.3%			
[h,o]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,			
secured note, 144A, 7.875%, 9/25/17	10,740,000		12,156,391
senior note, 144A, 7.75%, 4/28/21	29,610,000		33,736,894
[o]Gaz Capital SA (OJSC Gazprom), loan participation,			
[h]senior bond, 144A, 6.51%, 3/07/22	2,860,000		3,342,768
[i]senior bond, Reg S, 6.51%, 3/07/22	170,000		198,273
[h]senior note, 144A, 5.092%, 11/29/15	8,760,000		9,347,533
[h,o]LUKOIL International Finance BV (OAO LUKOIL), loan participation, senior note, 144A, 6.125%, 11/09/20	6,180,000		7,054,099
LUKOIL International Finance BV,			
[h]144A, 6.656%, 6/07/22	430,000		516,000
[i]Reg S, 6.656%, 6/07/22	2,400,000		2,873,544
TNK-BP Finance SA,			
[h]senior bond, 144A, 7.25%, 2/02/20	590,000		716,446
[i]senior note, Reg S, 7.875%, 3/13/18	420,000		509,458
[h,o]VTB Capital SA (VTB Bank), loan participation, senior bond, 144A, 6.25%, 6/30/35	610,000		662,612
			71,114,018
South Africa 0.7%			
[a,h]Edcon Holdings Pty. Ltd., secured note, 144A, FRN, 5.683%, 6/15/15	8,005,000	EUR	9,545,665
Edcon Pty. Ltd.,			
[h]secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	2,554,132
[h]senior secured note, 144A, 9.50%, 3/01/18	13,350,000		13,133,063
[h]senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	10,157,764
[a,h]senior secured note, 144A, FRN, 3.433%, 6/15/14	2,000,000	EUR	2,606,719
[i]senior secured note, Reg S, 9.50%, 3/01/18	100,000	EUR	128,319
			38,125,662

24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 31

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 10 regarding restricted securities.
dSecurity is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or “notional” value of this GDP linked security.
eThe coupon rate shown represents the rate at period end.
fPrincipal amount is stated in 1,000 Brazilian Real Units.
gRedemption price at maturity is adjusted for inflation. See Note 1(j).
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28,
2013, the aggregate value of these securities was $772,333,754, representing 14.12% of net assets.
iA portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).
jPrincipal amount is stated in 100 Mexican Peso Units.
kPrincipal amount is stated in 100 Unidad de Inversion Units.
lSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2013, the aggregate value of these securities was
$15,513,263, representing 0.28% of net assets.
mA supranational organization is an entity formed by two or more central governments through international treaties.
nIncome may be received in additional securities and/or cash.

32 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton Global Total Return Fund

oSee Note 1(f) regarding loan participation notes.
pAt February 28, 2013, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
qPerpetual security with no stated maturity date.
rSee Note 1(g) regarding credit-linked notes.
sSee Note 1(h) regarding senior floating rate interests.
tSee Note 8 regarding defaulted securities.
uThe security is traded on a discount basis with no stated coupon rate.
vSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At February 28, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	3,300,631	4,340,000	3/11/13	$ 28,866	$ —
Indian Rupee	HSBK	Buy	244,000	4,417	3/11/13	59	—
Indian Rupee	DBAB	Buy	247,000	4,463	3/11/13	69	—
Malaysian Ringgit	HSBK	Buy	124,263,688	40,399,000	3/11/13	—	(242,067)
Mexican Peso	CITI	Buy	38,200,000	2,868,622	3/11/13	120,246	—
Singapore Dollar	GSCO	Buy	5,725,000	4,688,511	3/11/13	—	(65,772)
Singapore Dollar	CITI	Buy	47,913,020	38,041,000	3/11/13	647,098	—
South Korean Won	JPHQ	Buy	22,871,824,720	19,996,000	3/11/13	1,081,692	—
Euro	DBAB	Sell	4,002,875	5,316,779	3/12/13	88,368	—
Malaysian Ringgit	JPHQ	Buy	31,579,530	10,310,000	3/12/13	—	(105,510)
Polish Zloty	DBAB	Buy	12,599,020	2,949,899 EUR	3/12/13	109,308	—
South Korean Won	JPHQ	Buy	11,313,150,000	9,950,000	3/12/13	475,041	—
Indian Rupee	HSBK	Buy	620,000	11,255	3/13/13	115	—
Polish Zloty	DBAB	Buy	7,949,300	1,866,427 EUR	3/14/13	61,658	—
Singapore Dollar	HSBK	Buy	8,971,900	7,240,074	3/14/13	4,434	—
Euro	BZWS	Sell	1,054,943	1,384,507	3/15/13	6,549	—
Japanese Yen	CITI	Sell	241,795,083	2,936,545	3/15/13	325,394	—
Malaysian Ringgit	HSBK	Buy	52,705,887	17,191,000	3/15/13	—	(163,422)
Polish Zloty	BZWS	Buy	7,593,347	1,781,013 EUR	3/15/13	61,053	—
Polish Zloty	DBAB	Buy	22,045,960	5,169,940 EUR	3/15/13	178,458	—
South Korean Won	JPHQ	Buy	11,328,005,920	9,944,000	3/15/13	492,711	—
Euro	CITI	Sell	2,700,000	3,525,768	3/18/13	—	(1,028)
Euro	DBAB	Sell	2,334,000	3,057,143	3/18/13	8,424	—
Indian Rupee	DBAB	Buy	619,000	11,216	3/18/13	122	—
Malaysian Ringgit	DBAB	Buy	41,150,164	13,357,407	3/18/13	—	(65,925)
Singapore Dollar	BZWS	Buy	48,715,265	39,647,811	3/18/13	—	(311,794)
Singapore Dollar	DBAB	Buy	7,150,000	5,859,071	3/18/13	—	(85,675)
Euro	CITI	Sell	926,798	1,217,006	3/19/13	6,395	—
Malaysian Ringgit	DBAB	Buy	58,684,300	18,907,243	3/19/13	46,420	—
Malaysian Ringgit	HSBK	Buy	51,780,000	16,682,776	3/19/13	40,959	—
Polish Zloty	DBAB	Buy	8,845,690	2,063,472 EUR	3/19/13	84,703	—
Singapore Dollar	JPHQ	Buy	5,820,000	4,767,366	3/19/13	—	(67,900)
Singapore Dollar	DBAB	Buy	8,097,700	6,394,772	3/19/13	143,864	—
Singapore Dollar	HSBK	Buy	9,257,000	7,325,315	3/19/13	149,420	—
South Korean Won	JPHQ	Buy	35,659,300,000	31,081,060	3/19/13	1,764,069	—
Indian Rupee	DBAB	Buy	563,000	10,121	3/20/13	188	—
Chilean Peso	JPHQ	Buy	122,700,000	245,892	3/21/13	12,674	—
Euro	DBAB	Sell	2,561,000	3,376,576	3/21/13	31,271	—
Euro	BZWS	Sell	762,348	1,011,941	3/21/13	16,124	—
Malaysian Ringgit	HSBK	Buy	11,185,200	3,612,091	3/21/13	—	(41)
Polish Zloty	BZWS	Buy	10,009,200	2,346,108 EUR	3/21/13	80,539	—
Singapore Dollar	DBAB	Buy	8,718,400	6,951,363	3/21/13	88,476	—
Singapore Dollar	HSBK	Buy	6,967,000	5,554,050	3/21/13	71,588	—
Swedish Krona	BZWS	Buy	32,000,000	3,551,097 EUR	3/21/13	308,689	—
Malaysian Ringgit	HSBK	Buy	7,500,000	2,414,370	3/22/13	7,443	—

34 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	BZWS	Sell	735,719,080	8,844,691	3/25/13	$ 899,128	$ —
Euro	DBAB	Sell	760,000	1,002,516	3/26/13	9,730	—
Euro	CITI	Sell	1,573,442	2,075,936	3/26/13	20,554	—
Malaysian Ringgit	DBAB	Buy	15,289,000	4,888,493	3/26/13	47,062	—
Malaysian Ringgit	HSBK	Buy	7,284,000	2,330,209	3/26/13	21,193	—
Polish Zloty	DBAB	Buy	5,265,800	1,221,112 EUR	3/26/13	58,716	—
Singapore Dollar	MSCO	Buy	1,967,200	1,555,099	3/26/13	33,358	—
Singapore Dollar	CSFB	Buy	1,969,000	1,564,934	3/26/13	24,977	—
Norwegian Krone	MSCO	Buy	14,659,688	1,904,746 EUR	3/27/13	63,661	—
Norwegian Krone	UBSW	Buy	18,312,027	2,376,858 EUR	3/27/13	82,709	—
Norwegian Krone	DBAB	Buy	10,930,000	1,420,901 EUR	3/27/13	46,476	—
Euro	DBAB	Sell	369,873	494,224	3/28/13	11,053	—
Indian Rupee	JPHQ	Buy	156,307,360	2,893,907	3/28/13	—	(37,169)
Indian Rupee	DBAB	Buy	41,712,993	770,845	3/28/13	—	(8,482)
Indian Rupee	JPHQ	Buy	29,309,000	529,330	3/28/13	6,333	—
Indian Rupee	DBAB	Buy	2,425,535,000	43,573,790	3/28/13	756,288	—
Polish Zloty	DBAB	Buy	313,000	72,420 EUR	3/28/13	3,683	—
Serbian Dinar	DBAB	Buy	904,845,548	7,655,208 EUR	3/28/13	544,514	—
Euro	DBAB	Sell	1,124,643	1,499,623	4/02/13	30,426	—
Indian Rupee	DBAB	Buy	136,067,550	2,442,864	4/03/13	40,543	—
Polish Zloty	DBAB	Buy	14,796,480	3,444,246 EUR	4/04/13	143,674	—
Euro	BZWS	Sell	1,763,676	2,354,067	4/05/13	50,001	—
Philippine Peso	DBAB	Buy	21,679,000	521,644	4/05/13	11,597	—
Indian Rupee	DBAB	Buy	30,628,125	554,804	4/08/13	3,553	—
Indian Rupee	HSBK	Buy	141,600,000	2,564,042	4/08/13	17,356	—
Indian Rupee	JPHQ	Buy	20,335,000	368,352	4/08/13	2,359	—
Indian Rupee	DBAB	Buy	55,085,000	986,161	4/09/13	17,818	—
Euro	HSBK	Sell	2,107,000	2,775,762	4/10/13	23,063	—
Philippine Peso	JPHQ	Buy	11,457,000	276,099	4/10/13	5,709	—
Philippine Peso	DBAB	Buy	35,600,000	858,017	4/10/13	17,636	—
Euro	DBAB	Sell	5,047,127	6,626,319	4/11/13	32,426	—
Euro	UBSW	Sell	1,054,000	1,381,868	4/11/13	4,854	—
Philippine Peso	DBAB	Buy	387,004,800	8,942,712	4/11/13	576,437	—
Philippine Peso	HSBK	Buy	17,771,000	427,794	4/11/13	9,319	—
Euro	JPHQ	Sell	3,371,000	4,425,954	4/12/13	21,825	—
Indian Rupee	DBAB	Buy	911,000	16,772	4/12/13	—	(180)
Philippine Peso	JPHQ	Buy	9,679,000	232,562	4/12/13	5,512	—
Chilean Peso	MSCO	Buy	195,220,000	384,860	4/15/13	24,922	—
Euro	DBAB	Sell	82,000	108,150	4/15/13	1,016	—
Indian Rupee	JPHQ	Buy	253,960,000	4,648,983	4/15/13	—	(26,710)
Indian Rupee	DBAB	Buy	1,953,000	35,712	4/15/13	—	(166)
Philippine Peso	HSBK	Buy	14,145,000	341,024	4/15/13	6,899	—
Euro	HSBK	Sell	3,919,180	5,185,173	4/16/13	64,691	—
Indian Rupee	JPHQ	Buy	1,312,000	24,064	4/16/13	—	(190)
Australian Dollar	CSFB	Buy	13,288,244	13,912,791	4/17/13	—	(392,213)

Semiannual Report | 35

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	JPHQ	Buy	1,288,000	23,543	4/18/13	$ —	$ (116)
Chilean Peso	MSCO	Buy	174,920,000	345,146	4/19/13	21,793	—
Euro	BZWS	Sell	1,737,194	2,284,758	4/19/13	15,024	—
Norwegian Krone	BZWS	Buy	45,987,000	6,163,899 EUR	4/19/13	—	(55,807)
Indian Rupee	JPHQ	Buy	643,000	11,782	4/22/13	—	(97)
Indian Rupee	DBAB	Buy	451,000	8,253	4/22/13	—	(58)
Indian Rupee	JPHQ	Buy	1,780,000	32,020	4/22/13	325	—
Japanese Yen	CITI	Sell	271,000,000	3,352,052	4/22/13	424,700	—
Japanese Yen	BZWS	Sell	271,100,000	3,354,368	4/22/13	425,935	—
Euro	DBAB	Buy	440,480	543,860	4/23/13	31,668	—
Euro	DBAB	Sell	9,329,079	12,309,719	4/23/13	120,396	—
Euro	JPHQ	Sell	481,591	637,338	4/23/13	8,093	—
Swedish Krona	DBAB	Buy	195,715,395	21,796,286 EUR	4/23/13	1,756,453	—
Australian Dollar	CITI	Buy	4,570,678	4,796,698	4/24/13	—	(148,614)
Euro	BZWS	Sell	8,880,588	11,564,391	4/25/13	—	(39,130)
Euro	DBAB	Sell	403,979	536,202	4/25/13	8,356	—
Indian Rupee	DBAB	Buy	915,000	16,322	4/26/13	290	—
Chilean Peso	JPHQ	Buy	110,826,000	218,851	4/29/13	13,270	—
Chilean Peso	CITI	Buy	178,639,000	353,741	4/29/13	20,412	—
Euro	BZWS	Sell	1,163,000	1,538,707	4/29/13	19,062	—
Indian Rupee	DBAB	Buy	46,063,000	844,910	4/29/13	—	(9,224)
Indian Rupee	HSBK	Buy	20,938,000	383,821	4/29/13	—	(3,959)
Indian Rupee	JPHQ	Buy	777,000	13,941	4/29/13	156	—
Euro	BZWS	Sell	8,603,340	11,427,817	4/30/13	186,090	—
Indian Rupee	JPHQ	Buy	44,200,000	811,806	4/30/13	—	(10,073)
Indian Rupee	DBAB	Buy	43,204,000	793,149	4/30/13	—	(9,482)
Indian Rupee	HSBK	Buy	31,191,000	572,454	4/30/13	—	(6,688)
Indian Rupee	JPHQ	Buy	648,000	11,603	4/30/13	151	—
Indian Rupee	DBAB	Buy	276,391,000	4,945,533	4/30/13	67,855	—
Norwegian Krone	BZWS	Buy	54,931,000	7,299,704 EUR	4/30/13	10,509	—
Polish Zloty	BZWS	Buy	622,000	142,857 EUR	4/30/13	8,042	—
Euro	DBAB	Sell	400,000	523,960	5/02/13	1,284	—
Norwegian Krone	DBAB	Buy	18,700,000	2,505,191 EUR	5/02/13	—	(23,118)
Norwegian Krone	MSCO	Buy	8,300,000	1,114,707 EUR	5/02/13	—	(13,890)
Indian Rupee	HSBK	Buy	66,000,000	1,228,181	5/06/13	—	(32,401)
Indian Rupee	JPHQ	Buy	22,900,000	426,261	5/06/13	—	(11,361)
Euro	BZWS	Sell	6,319,000	8,352,770	5/07/13	95,458	—
Euro	CSFB	Sell	8,689,000	11,472,521	5/07/13	118,227	—
Euro	DBAB	Sell	303,339	400,377	5/07/13	3,991	—
Euro	MSCO	Sell	6,319,000	8,341,333	5/07/13	84,021	—
Indian Rupee	HSBK	Buy	28,500,000	526,661	5/07/13	—	(10,400)
Euro	DBAB	Sell	10,269,000	13,534,747	5/08/13	115,691	—
Indian Rupee	HSBK	Buy	47,340,000	878,529	5/08/13	—	(21,158)
Euro	DBAB	Sell	8,965,000	11,700,670	5/10/13	—	(14,568)
Euro	UBSW	Sell	3,160,000	4,124,511	5/10/13	—	(4,898)

36 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	CITI	Sell	1,237,691,000	15,600,033	5/10/13	$ 2,228,622	$ —
Chilean Peso	MSCO	Buy	101,000,000	197,594	5/13/13	13,524	—
Euro	DBAB	Sell	10,195,000	13,245,344	5/13/13	—	(77,548)
Japanese Yen	UBSW	Sell	618,542,000	7,821,972	5/13/13	1,139,398	—
Japanese Yen	DBAB	Sell	827,501,000	10,461,454	5/13/13	1,521,338	—
Japanese Yen	CITI	Sell	618,542,000	7,783,095	5/14/13	1,100,471	—
Indian Rupee	DBAB	Buy	874,156,000	16,004,321	5/15/13	—	(193,749)
British Pound	DBAB	Buy	709,110	1,147,907	5/17/13	—	(72,838)
British Pound	DBAB	Sell	830,885	1,327,588	5/17/13	67,898	—
Euro	DBAB	Sell	6,311,000	8,092,911	5/20/13	—	(154,809)
Indian Rupee	DBAB	Buy	870,504,000	15,865,278	5/20/13	—	(135,813)
Indian Rupee	JPHQ	Buy	36,649,700	668,686	5/20/13	—	(6,449)
Indian Rupee	HSBK	Buy	34,619,025	631,175	5/20/13	—	(5,631)
Euro	DBAB	Sell	9,499,277	12,112,528	5/21/13	—	(301,986)
Euro	BZWS	Sell	6,311,000	8,066,405	5/21/13	—	(181,381)
Malaysian Ringgit	HSBK	Buy	1,935,400	606,670	5/22/13	15,712	—
Euro	JPHQ	Sell	3,472,968	4,455,071	5/23/13	—	(83,790)
Mexican Peso	HSBK	Buy	26,270,786	1,975,425	5/23/13	65,579	—
Polish Zloty	MSCO	Buy	9,266,000	2,058,654 EUR	5/24/13	204,384	—
Indian Rupee	HSBK	Buy	458,649,376	8,287,471	5/28/13	—	(12,622)
Indian Rupee	DBAB	Buy	43,240,000	785,660	5/28/13	—	(5,534)
Indian Rupee	JPHQ	Buy	12,717,000	229,632	5/28/13	—	(194)
Malaysian Ringgit	HSBK	Buy	7,970,400	2,579,167	5/28/13	—	(17,039)
Euro	DBAB	Sell	52,151,000	65,696,567	5/29/13	—	(2,463,458)
Japanese Yen	CSFB	Sell	8,236,852,000	104,282,430	5/29/13	15,283,008	—
Philippine Peso	DBAB	Buy	159,000,000	3,593,464	5/29/13	316,869	—
Malaysian Ringgit	JPHQ	Buy	14,805,600	4,613,630	5/31/13	144,786	—
Malaysian Ringgit	HSBK	Buy	15,000,000	4,677,414	5/31/13	143,481	—
Singapore Dollar	DBAB	Buy	7,810,000	6,127,413	5/31/13	179,024	—
Singapore Dollar	BZWS	Buy	7,817,000	6,142,060	5/31/13	170,028	—
South Korean Won	JPHQ	Buy	7,776,650,000	6,519,113	5/31/13	613,778	—
Indian Rupee	HSBK	Buy	1,432,000	26,192	6/04/13	—	(634)
Indian Rupee	DBAB	Buy	1,239,000	22,658	6/04/13	—	(544)
Euro	DBAB	Sell	2,397,130	2,981,862	6/05/13	—	(151,321)
Malaysian Ringgit	DBAB	Buy	1,294,000	398,583	6/06/13	17,137	—
Euro	DBAB	Sell	7,506,700	9,395,386	6/07/13	—	(416,467)
Singapore Dollar	MSCO	Buy	5,055,000	4,148,033	6/07/13	—	(66,179)
Swedish Krona	DBAB	Buy	9,350,000	1,026,333 EUR	6/07/13	101,602	—
Mexican Peso	CITI	Buy	50,180,000	3,736,411	6/10/13	155,654	—
Australian Dollar	DBAB	Buy	937,000	969,889	6/11/13	—	(20,366)
Euro	DBAB	Sell	8,776,716	11,133,265	6/11/13	—	(339,010)
Polish Zloty	DBAB	Buy	1,438,000	319,449 EUR	6/11/13	31,041	—
Polish Zloty	CITI	Buy	281,000	62,262 EUR	6/11/13	6,277	—
Singapore Dollar	GSCO	Buy	5,725,000	4,517,478	6/11/13	105,412	—
Swedish Krona	DBAB	Buy	28,200,000	3,102,378 EUR	6/11/13	296,897	—

Semiannual Report | 37

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swedish Krona	MSCO	Buy	37,801,900	4,143,400 EUR	6/11/13	$ 418,008	$ —
Malaysian Ringgit	DBAB	Buy	8,400,000	2,616,415	6/13/13	81,001	—
Polish Zloty	DBAB	Buy	26,678,682	5,958,388 EUR	6/13/13	532,873	—
Singapore Dollar	DBAB	Buy	9,800,000	8,016,360	6/13/13	—	(102,923)
Swedish Krona	MSCO	Buy	22,219,700	2,440,063 EUR	6/13/13	239,491	—
Swedish Krona	BZWS	Buy	19,347,000	2,149,189 EUR	6/13/13	176,382	—
Japanese Yen	CITI	Sell	38,352,000	485,106	6/14/13	70,644	—
Malaysian Ringgit	CSFB	Buy	36,500,000	11,292,269	6/14/13	427,882	—
Malaysian Ringgit	DBAB	Buy	22,000,000	6,810,302	6/18/13	252,059	—
Swedish Krona	MSCO	Buy	11,741,000	1,310,160 EUR	6/18/13	99,073	—
Chilean Peso	DBAB	Buy	1,500,450,000	3,091,480	6/20/13	29,126	—
Swedish Krona	MSCO	Buy	29,176,960	3,246,827 EUR	6/20/13	257,685	—
Malaysian Ringgit	DBAB	Buy	18,932,200	5,911,509	6/21/13	164,851	—
Swedish Krona	UBSW	Buy	19,570,000	2,181,376 EUR	6/24/13	167,760	—
Swedish Krona	MSCO	Buy	39,160,000	4,366,150 EUR	6/24/13	334,165	—
South Korean Won	DBAB	Buy	3,290,000,000	2,795,361	6/27/13	218,475	—
Japanese Yen	BZWS	Sell	154,516,000	1,951,699	6/28/13	281,636	—
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,180,914	6/28/13	45,904	—
Swedish Krona	DBAB	Buy	33,518,000	3,739,763 EUR	6/28/13	281,932	—
Swedish Krona	UBSW	Buy	2,171,000	242,451 EUR	6/28/13	17,971	—
Euro	DBAB	Sell	4,420,000	5,521,513	7/02/13	—	(257,068)
Japanese Yen	MSCO	Sell	1,074,900,000	13,638,192	7/02/13	2,019,822	—
Japanese Yen	BZWS	Sell	106,050,000	1,345,727	7/02/13	199,454	—
Norwegian Krone	MSCO	Buy	38,723,632	5,046,740 EUR	7/02/13	116,464	—
Philippine Peso	DBAB	Buy	166,689,800	3,889,442	7/02/13	208,543	—
Swedish Krona	MSCO	Buy	45,869,704	5,136,297 EUR	7/02/13	360,956	—
Philippine Peso	DBAB	Buy	146,351,900	3,450,963	7/03/13	146,986	—
Philippine Peso	JPHQ	Buy	17,244,000	408,335	7/05/13	15,586	—
Philippine Peso	DBAB	Buy	48,983,060	1,157,445	7/08/13	46,703	—
British Pound	DBAB	Buy	302,500	485,997	7/09/13	—	(27,458)
British Pound	DBAB	Sell	1,389,063	2,154,436	7/09/13	48,853	—
Euro	DBAB	Sell	584,893	728,776	7/09/13	—	(35,943)
Japanese Yen	UBSW	Sell	125,000,000	1,574,545	7/10/13	223,336	—
British Pound	DBAB	Sell	91,731	142,091	7/12/13	3,044	—
Euro	DBAB	Sell	477,490	588,458	7/12/13	—	(35,854)
Singapore Dollar	HSBK	Buy	10,093,000	7,960,909	7/12/13	189,378	—
Euro	BZWS	Sell	18,964,000	23,236,589	7/16/13	—	(1,559,495)
Euro	MSCO	Sell	6,498,000	7,963,104	7/16/13	—	(533,255)
Euro	UBSW	Sell	6,019,000	7,375,683	7/16/13	—	(494,368)
Swedish Krona	UBSW	Buy	1,208,500	138,741 EUR	7/16/13	4,965	—
British Pound	DBAB	Buy	613,356	989,742	7/18/13	—	(60,022)
British Pound	DBAB	Sell	686,218	1,072,250	7/18/13	32,086	—
Euro	BZWS	Sell	16,108,531	19,828,797	7/18/13	—	(1,234,040)
Euro	UBSW	Sell	6,019,000	7,403,972	7/18/13	—	(466,219)
Euro	DBAB	Sell	10,079,000	12,447,565	7/19/13	—	(731,428)

38 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	8,655,000	10,688,925	7/19/13	$ —	$ (628,089)
Euro	MSCO	Sell	7,066,000	8,708,668	7/22/13	—	(530,865)
Euro	DBAB	Sell	5,307,000	6,540,639	7/22/13	—	(398,819)
Japanese Yen	MSCO	Sell	5,282,022,900	59,161,118	7/22/13	2,057,130	—
Malaysian Ringgit	DBAB	Buy	1,338,600	440,054	7/22/13	—	(11,290)
Swedish Krona	MSCO	Buy	108,406,800	12,471,159 EUR	7/22/13	408,959	—
Euro	DBAB	Sell	16,129,471	19,854,383	7/23/13	—	(1,236,774)
Euro	DBAB	Sell	3,122,212	3,809,723	7/25/13	—	(273,005)
Euro	CITI	Sell	3,469,716	4,504,038	7/26/13	—	(33,140)
Euro	DBAB	Sell	286,183	347,412	7/26/13	—	(26,816)
Euro	BZWS	Sell	1,066,000	1,385,054	7/26/13	—	(8,902)
Norwegian Krone	BZWS	Buy	8,949,000	1,188,257 EUR	7/26/13	—	(3,524)
Chilean Peso	DBAB	Buy	485,730,000	948,691	7/29/13	56,628	—
Euro	DBAB	Sell	10,620,040	12,960,537	7/29/13	—	(927,143)
Euro	BZWS	Sell	3,358,633	4,518,637	7/29/13	126,598	—
Japanese Yen	BZWS	Sell	209,770,000	2,335,969	7/29/13	67,981	—
Swedish Krona	DBAB	Buy	1,208,500	140,360 EUR	7/29/13	2,777	—
Chilean Peso	MSCO	Buy	134,365,000	277,929	7/30/13	132	—
Euro	BZWS	Sell	20,616,550	25,485,458	7/30/13	—	(1,474,763)
Euro	JPHQ	Sell	2,285,000	2,837,056	7/31/13	—	(151,061)
Euro	DBAB	Sell	2,285,000	2,840,712	7/31/13	—	(147,405)
Malaysian Ringgit	HSBK	Buy	12,000,000	3,746,956	7/31/13	94,489	—
British Pound	DBAB	Sell	338,769	529,531	8/01/13	16,047	—
Chilean Peso	MSCO	Buy	226,130,000	469,003	8/01/13	—	(1,155)
Euro	BZWS	Sell	47,788,588	58,794,056	8/01/13	—	(3,700,099)
Euro	DBAB	Sell	4,639,000	5,713,856	8/01/13	—	(352,663)
Euro	UBSW	Sell	2,285,000	2,812,378	8/01/13	—	(175,765)
Singapore Dollar	BZWS	Buy	12,928,975	10,397,246	8/01/13	43,369	—
Euro	HSBK	Sell	2,285,000	2,827,345	8/02/13	—	(160,825)
Euro	MSCO	Sell	17,547,509	21,715,042	8/05/13	—	(1,233,029)
Euro	BZWS	Sell	2,285,918	3,103,888	8/05/13	114,438	—
Mexican Peso	JPHQ	Buy	138,330,710	10,057,039	8/05/13	616,544	—
Euro	GSCO	Sell	13,891,708	16,975,667	8/06/13	—	(1,191,626)
Japanese Yen	MSCO	Sell	460,900,000	5,926,755	8/06/13	943,195	—
Mexican Peso	MSCO	Buy	263,249,180	19,027,081	8/06/13	1,283,318	—
Polish Zloty	DBAB	Buy	61,736,080	14,406,478 EUR	8/06/13	331,524	—
Singapore Dollar	DBAB	Buy	21,298,765	17,104,694	8/06/13	94,921	—
Singapore Dollar	DBAB	Buy	5,045,000	4,079,735	8/07/13	—	(5,689)
Chilean Peso	JPHQ	Buy	172,600,000	357,350	8/08/13	—	(561)
Mexican Peso	MSCO	Buy	131,396,890	9,729,139	8/08/13	406,616	—
Polish Zloty	DBAB	Buy	32,057,960	7,605,143 EUR	8/08/13	7,898	—
Australian Dollar	DBAB	Buy	7,547,844	7,708,613	8/09/13	—	(92,478)
Australian Dollar	BZWS	Buy	4,382,863	4,482,792	8/09/13	—	(60,274)
Australian Dollar	DBAB	Sell	7,547,844	7,718,728	8/09/13	102,592	—
Euro	DBAB	Sell	2,391,000	2,981,577	8/09/13	—	(145,408)

Semiannual Report | 39

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	CITI	Sell	303,457	379,233	8/09/13	$ —	$ (17,632)
Mexican Peso	CITI	Buy	54,200,000	3,984,210	8/09/13	196,308	—
Polish Zloty	DBAB	Buy	27,622,447	6,539,405 EUR	8/09/13	23,687	—
Swedish Krona	UBSW	Buy	50,100,000	5,910,110 EUR	8/09/13	—	(6,774)
Swedish Krona	MSCO	Buy	25,050,000	2,948,030 EUR	8/09/13	5,800	—
Chilean Peso	BZWS	Buy	531,700,000	1,100,145	8/12/13	—	(1,591)
Malaysian Ringgit	JPHQ	Buy	5,674,000	1,803,048	8/12/13	11,902	—
Malaysian Ringgit	DBAB	Buy	23,459,000	7,470,543	8/12/13	33,315	—
Mexican Peso	MSCO	Buy	97,535,000	7,583,486	8/12/13	—	(62,570)
Mexican Peso	CITI	Buy	88,941,000	6,540,574	8/12/13	317,659	—
Mexican Peso	MSCO	Buy	28,935,000	2,115,441	8/12/13	115,735	—
Singapore Dollar	DBAB	Buy	10,048,000	8,124,191	8/12/13	—	(9,972)
South Korean Won	HSBK	Buy	2,467,000,000	168,483,308 JPY	8/12/13	433,196	—
South Korean Won	DBAB	Buy	4,814,000,000	4,209,882	8/12/13	190,551	—
Swedish Krona	UBSW	Buy	68,455,695	7,908,285 EUR	8/12/13	208,455	—
Australian Dollar	DBAB	Buy	10,030,162	10,257,345	8/13/13	—	(139,355)
Chilean Peso	JPHQ	Buy	315,000,000	630,378	8/13/13	20,368	—
Japanese Yen	CITI	Sell	2,741,651,200	34,601,211	8/13/13	4,954,518	—
Singapore Dollar	BZWS	Buy	22,731,726	18,358,687	8/13/13	—	(1,759)
Singapore Dollar	DBAB	Buy	2,650,000	2,138,476	8/13/13	1,522	—
South Korean Won	HSBK	Buy	4,771,000,000	4,177,027	8/13/13	183,896	—
Singapore Dollar	DBAB	Buy	9,290,000	7,478,366	8/14/13	23,750	—
Euro	MSCO	Sell	6,632,824	8,452,041	8/15/13	—	(222,928)
Euro	DBAB	Sell	291,630	361,936	8/15/13	—	(19,482)
Mexican Peso	MSCO	Buy	34,582,000	2,680,983	8/15/13	—	(15,108)
Singapore Dollar	HSBK	Buy	3,202,500	2,572,103	8/15/13	14,070	—
Euro	JPHQ	Sell	17,614,000	21,815,644	8/16/13	—	(1,221,645)
Euro	BZWS	Sell	8,514,000	10,568,130	8/16/13	—	(567,300)
Euro	BZWS	Sell	9,579,000	11,813,541	8/19/13	—	(715,135)
Japanese Yen	DBAB	Sell	36,644,000	468,019	8/19/13	71,747	—
Polish Zloty	DBAB	Buy	11,975,000	2,816,322 EUR	8/19/13	31,350	—
Singapore Dollar	DBAB	Buy	6,405,000	5,187,495	8/19/13	—	(15,126)
Singapore Dollar	BZWS	Buy	4,267,000	3,449,196	8/19/13	—	(3,372)
Singapore Dollar	HSBK	Buy	3,202,500	2,572,289	8/19/13	13,895	—
Chilean Peso	JPHQ	Buy	169,019,900	337,365	8/20/13	11,504	—
Euro	JPHQ	Sell	10,643,000	13,228,930	8/20/13	—	(691,510)
Euro	BZWS	Sell	8,514,000	10,539,481	8/20/13	—	(596,348)
Euro	DBAB	Sell	7,514,583	9,305,850	8/20/13	—	(522,799)
Japanese Yen	JPHQ	Sell	16,483,000	208,824	8/20/13	30,573	—
Japanese Yen	HSBK	Sell	97,747,000	1,238,872	8/20/13	181,814	—
Japanese Yen	UBSW	Sell	33,171,000	421,299	8/20/13	62,581	—
Chilean Peso	MSCO	Buy	113,010,000	233,275	8/22/13	—	(72)
Japanese Yen	BZWS	Sell	16,448,000	208,071	8/22/13	30,195	—
Mexican Peso	HSBK	Buy	26,875,955	1,984,637	8/22/13	85,850	—
Polish Zloty	DBAB	Buy	15,735,929	3,711,742 EUR	8/22/13	25,610	—

40 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	3,101,513	3,883,715	8/23/13	$ —	$ (172,997)
Japanese Yen	CITI	Sell	32,863,000	415,751	8/23/13	60,352	—
Japanese Yen	DBAB	Sell	16,255,000	205,773	8/23/13	29,982	—
Japanese Yen	HSBK	Sell	32,622,000	413,156	8/23/13	60,364	—
Euro	GSCO	Sell	8,745,205	11,576,465	8/26/13	137,621	—
Japanese Yen	UBSW	Sell	90,565,000	1,147,991	8/26/13	168,541	—
Japanese Yen	BZWS	Sell	65,296,000	828,735	8/26/13	122,566	—
Japanese Yen	JPHQ	Sell	32,793,000	415,996	8/26/13	61,344	—
Malaysian Ringgit	HSBK	Buy	7,929,900	2,502,493	8/26/13	31,752	—
Singapore Dollar	DBAB	Buy	8,589,000	6,906,199	8/26/13	29,916	—
Japanese Yen	DBAB	Sell	66,294,000	847,489	8/27/13	130,520	—
Japanese Yen	HSBK	Sell	81,408,000	1,041,023	8/27/13	160,596	—
Japanese Yen	JPHQ	Sell	158,882,000	2,032,324	8/27/13	314,016	—
Malaysian Ringgit	HSBK	Buy	13,536,800	4,299,308	8/27/13	26,516	—
Mexican Peso	HSBK	Buy	26,959,184	1,983,825	8/27/13	92,115	—
Philippine Peso	JPHQ	Buy	91,000,000	2,146,378	8/27/13	89,494	—
Singapore Dollar	DBAB	Buy	5,355,000	4,314,721	8/27/13	9,756	—
South Korean Won	JPHQ	Buy	27,147,200,000	23,659,752	8/27/13	1,137,873	—
Euro	DBAB	Sell	5,908,531	7,429,467	8/28/13	—	(299,114)
Philippine Peso	HSBK	Buy	90,000,000	2,124,495	8/28/13	86,784	—
Mexican Peso	HSBK	Buy	23,487,206	1,726,937	8/29/13	81,338	—
Swedish Krona	UBSW	Buy	12,242,000	1,461,068 EUR	8/29/13	—	(24,909)
Japanese Yen	JPHQ	Sell	634,291,000	8,108,366	8/30/13	1,248,255	—
Mexican Peso	HSBK	Buy	29,828,560	2,193,115	8/30/13	103,181	—
Singapore Dollar	DBAB	Buy	2,681,000	2,145,315	8/30/13	19,767	—
Swedish Krona	UBSW	Buy	27,930,000	3,332,538 EUR	8/30/13	—	(55,817)
Euro	DBAB	Sell	802,645	1,014,142	9/04/13	—	(35,819)
Mexican Peso	HSBK	Buy	18,052,900	1,304,777	9/04/13	84,393	—
Polish Zloty	DBAB	Buy	10,258,669	2,357,773 EUR	9/06/13	93,766	—
Polish Zloty	DBAB	Buy	14,078,000	3,288,791 EUR	9/10/13	57,628	—
Euro	DBAB	Sell	8,776,717	11,272,815	9/11/13	—	(209,009)
Singapore Dollar	HSBK	Buy	9,308,900	7,500,765	9/11/13	17,010	—
Euro	BZWS	Sell	710,948	912,630	9/12/13	—	(17,451)
Mexican Peso	CITI	Buy	44,320,000	3,272,539	9/12/13	135,535	—
Polish Zloty	DBAB	Buy	8,360,000	1,958,304 EUR	9/12/13	26,853	—
Euro	JPHQ	Sell	4,720,000	6,088,800	9/13/13	—	(86,089)
Euro	DBAB	Sell	3,196,000	4,137,382	9/16/13	—	(43,872)
Euro	BZWS	Sell	557,014	721,138	9/16/13	—	(7,590)
Euro	DBAB	Sell	4,270,000	5,526,234	9/17/13	—	(60,163)
Euro	UBSW	Sell	1,034,213	1,338,065	9/17/13	—	(14,985)
Japanese Yen	BZWS	Sell	240,903,916	3,088,512	9/18/13	482,423	—
Euro	BZWS	Sell	341,006	449,207	9/19/13	3,064	—
Philippine Peso	HSBK	Buy	56,180,000	1,346,403	9/19/13	33,616	—
Polish Zloty	DBAB	Buy	4,100,000	960,817 EUR	9/19/13	11,908	—
Singapore Dollar	JPHQ	Buy	5,777,000	4,722,858	9/19/13	—	(57,314)

Semiannual Report | 41

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	2,972,820	3,893,800	9/23/13	$ 4,265	$ —
Euro	DBAB	Sell	5,141,000	6,677,491	9/24/13	—	(48,880)
Philippine Peso	DBAB	Buy	16,206,000	387,685	9/24/13	10,383	—
Euro	DBAB	Sell	3,032,100	3,928,116	9/26/13	—	(39,093)
Malaysian Ringgit	HSBK	Buy	10,963,000	3,516,600	9/26/13	—	(18,570)
Malaysian Ringgit	DBAB	Buy	2,927,000	938,442	9/26/13	—	(4,506)
South Korean Won	HSBK	Buy	3,301,000,000	2,906,322	9/26/13	105,024	—
Japanese Yen	JPHQ	Sell	241,286,602	2,868,106	9/27/13	257,585	—
Euro	DBAB	Sell	770,715	995,764	9/30/13	—	(12,681)
Japanese Yen	JPHQ	Sell	14,763,000	190,632	9/30/13	30,902	—
Philippine Peso	HSBK	Buy	65,100,000	1,552,291	9/30/13	46,661	—
Swedish Krona	DBAB	Buy	23,918,125	2,777,141 EUR	9/30/13	49,097	—
Malaysian Ringgit	DBAB	Buy	19,420,800	6,221,824	10/03/13	—	(27,304)
Philippine Peso	HSBK	Buy	52,100,000	1,249,071	10/03/13	30,543	—
Philippine Peso	DBAB	Buy	36,272,000	867,751	10/04/13	23,106	—
Philippine Peso	HSBK	Buy	29,096,000	697,512	10/04/13	17,100	—
Euro	DBAB	Sell	2,719,240	3,525,077	10/07/13	—	(33,162)
Euro	UBSW	Sell	1,950,000	2,525,504	10/07/13	—	(26,153)
Philippine Peso	HSBK	Buy	43,378,000	1,043,016	10/07/13	22,335	—
Euro	UBSW	Sell	645,000	842,886	10/09/13	—	(1,140)
Euro	DBAB	Sell	32,410,000	42,484,000	10/09/13	73,344	—
Euro	UBSW	Sell	643,000	834,518	10/11/13	—	(6,907)
Mexican Peso	DBAB	Buy	814,798,000	61,292,963	10/11/13	1,206,524	—
Philippine Peso	JPHQ	Buy	14,213,000	342,144	10/11/13	6,909	—
Philippine Peso	HSBK	Buy	25,020,000	602,007	10/11/13	12,452	—
Chilean Peso	MSCO	Buy	3,165,540,000	6,369,296	10/15/13	121,043	—
Euro	DBAB	Sell	10,678,448	13,864,896	10/15/13	—	(109,376)
Philippine Peso	DBAB	Buy	8,482,000	203,801	10/16/13	4,495	—
Euro	HSBK	Sell	512,000	665,600	10/17/13	—	(4,438)
Philippine Peso	HSBK	Buy	64,790,000	1,564,825	10/17/13	26,237	—
Euro	DBAB	Sell	4,903,000	6,413,614	10/18/13	—	(2,846)
Japanese Yen	JPHQ	Sell	3,423,100,000	38,890,268	10/18/13	1,845,472	—
Malaysian Ringgit	JPHQ	Buy	2,166,000	697,248	10/18/13	—	(6,896)
Swedish Krona	BZWS	Buy	87,396,350	9,977,550 EUR	10/21/13	393,446	—
Malaysian Ringgit	HSBK	Buy	1,407,000	456,789	10/22/13	—	(8,438)
Malaysian Ringgit	DBAB	Buy	968,000	312,208	10/23/13	—	(3,763)
Malaysian Ringgit	HSBK	Buy	645,008	208,000	10/24/13	—	(2,484)
Euro	BZWS	Sell	1,165,345	1,520,099	10/25/13	—	(5,068)
Chilean Peso	BZWS	Buy	1,124,481,000	2,232,885	10/29/13	68,832	—
Chilean Peso	DBAB	Buy	2,211,366,000	4,381,545	10/29/13	144,933	—
Euro	UBSW	Sell	4,280,000	5,579,194	10/29/13	—	(22,552)
Euro	DBAB	Sell	2,310,730	3,010,188	10/29/13	—	(14,140)
Chilean Peso	MSCO	Buy	99,995,800	204,616	10/30/13	43	—
Swedish Krona	BZWS	Buy	87,076,300	9,928,769 EUR	10/30/13	404,409	—
Euro	DBAB	Sell	6,331,805	8,194,781	10/31/13	—	(92,568)

42 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Malaysian Ringgit	JPHQ	Buy	1,774,000	572,942	10/31/13	$ —	$ (7,900)
Euro	DBAB	Sell	739,956	965,631	11/04/13	—	(2,893)
Euro	BZWS	Sell	2,833,959	3,689,276	11/05/13	—	(20,114)
Euro	DBAB	Sell	519,000	675,754	11/05/13	—	(3,569)
Japanese Yen	BZWS	Sell	619,000,000	7,787,143	11/05/13	1,086,821	—
Japanese Yen	CITI	Sell	619,900,000	7,797,288	11/05/13	1,087,224	—
Japanese Yen	UBSW	Sell	1,239,900,000	15,586,032	11/05/13	2,164,822	—
Norwegian Krone	MSCO	Buy	67,400,000	8,993,262 EUR	11/05/13	—	(139,662)
Norwegian Krone	DBAB	Buy	7,100,000	947,931 EUR	11/05/13	—	(15,457)
Euro	DBAB	Sell	6,596,000	8,485,777	11/08/13	—	(148,027)
Japanese Yen	CITI	Sell	207,713,767	2,600,583	11/08/13	352,116	—
Norwegian Krone	UBSW	Buy	35,137,100	4,712,910 EUR	11/08/13	—	(105,769)
Euro	JPHQ	Sell	8,837,922	11,316,738	11/12/13	—	(252,065)
Japanese Yen	HSBK	Sell	85,634,000	917,343	11/12/13	—	(9,677)
Japanese Yen	CITI	Sell	2,754,211,400	34,601,211	11/12/13	4,785,843	—
Mexican Peso	CITI	Buy	21,221,000	1,637,107	11/12/13	—	(13,800)
Japanese Yen	DBAB	Sell	2,783,555,000	35,155,662	11/13/13	5,022,264	—
Japanese Yen	JPHQ	Sell	2,417,114,000	30,655,226	11/13/13	4,488,738	—
Japanese Yen	CITI	Sell	2,747,751,000	34,601,206	11/13/13	4,855,404	—
Euro	DBAB	Sell	2,100,000	2,757,720	11/14/13	8,776	—
Chilean Peso	MSCO	Buy	30,083,099,400	59,468,838	11/15/13	1,985,164	—
Euro	DBAB	Sell	10,012,106	12,781,655	11/15/13	—	(324,530)
Euro	MSCO	Sell	6,632,830	8,462,330	11/15/13	—	(220,268)
Japanese Yen	CITI	Sell	266,734,000	3,372,218	11/15/13	484,615	—
Japanese Yen	UBSW	Sell	206,868,600	2,613,958	11/15/13	374,444	—
Japanese Yen	MSCO	Sell	13,000,000	164,339	11/15/13	23,603	—
Chilean Peso	CITI	Buy	25,880,400,000	51,076,377	11/18/13	1,773,603	—
Euro	DBAB	Sell	9,892,999	12,709,932	11/19/13	—	(240,837)
Japanese Yen	CITI	Sell	121,737,000	1,507,747	11/19/13	189,784	—
Japanese Yen	DBAB	Sell	98,350,000	1,213,501	11/19/13	148,733	—
Malaysian Ringgit	JPHQ	Buy	35,805,300	11,486,734	11/19/13	—	(93,207)
Malaysian Ringgit	DBAB	Buy	3,178,320	1,020,000	11/19/13	—	(8,634)
Swedish Krona	DBAB	Buy	328,300,000	37,570,237 EUR	11/19/13	1,316,092	—
Euro	JPHQ	Sell	9,766,310	12,467,818	11/20/13	—	(317,228)
Euro	UBSW	Sell	8,678,696	11,109,599	11/20/13	—	(251,655)
Euro	DBAB	Sell	7,368,000	9,433,987	11/20/13	—	(211,438)
Japanese Yen	JPHQ	Sell	49,112,000	608,556	11/20/13	76,847	—
Japanese Yen	UBSW	Sell	39,232,000	485,857	11/20/13	61,114	—
Japanese Yen	HSBK	Sell	25,664,000	317,746	11/20/13	39,896	—
Japanese Yen	CITI	Sell	136,747,000	1,690,489	11/20/13	210,004	—
Malaysian Ringgit	HSBK	Buy	8,066,000	2,584,246	11/20/13	—	(17,711)
Euro	DBAB	Sell	7,361,600	9,550,102	11/29/13	—	(87,817)
Euro	DBAB	Sell	7,610,000	9,923,098	12/03/13	—	(40,451)
Euro	UBSW	Sell	425,000	554,094	12/03/13	—	(2,346)
Chilean Peso	DBAB	Buy	87,440,000	173,837	12/05/13	4,357	—

Semiannual Report | 43

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Buy	166,450,000	331,640	12/06/13	$ 7,528	$ —
Euro	HSBK	Sell	7,767	10,216	12/09/13	46	—
Euro	UBSW	Sell	3,227,500	4,237,062	12/09/13	11,124	—
Euro	DBAB	Sell	183,617	241,035	12/10/13	612	—
Singapore Dollar	DBAB	Buy	9,810,000	8,055,510	12/10/13	—	(131,236)
Australian Dollar	DBAB	Buy	521,000	533,738	12/13/13	—	(12,568)
Euro	JPHQ	Sell	455,000	593,918	12/13/13	—	(1,863)
Polish Zloty	DBAB	Buy	15,880,000	3,765,800 EUR	12/13/13	—	(45,776)
Swedish Krona	MSCO	Buy	35,702,800	4,074,081 EUR	12/16/13	153,754	—
Swedish Krona	UBSW	Buy	4,627,500	524,125 EUR	12/17/13	25,043	—
Euro	DBAB	Sell	552,375	729,522	12/18/13	6,199	—
Swedish Krona	UBSW	Buy	4,627,500	520,962 EUR	12/18/13	29,162	—
Malaysian Ringgit	HSBK	Buy	6,027,114	1,940,000	12/20/13	—	(25,285)
Euro	DBAB	Sell	95,558	126,672	1/03/14	1,519	—
Chilean Peso	DBAB	Buy	214,571,000	434,354	1/07/14	1,164	—
Euro	DBAB	Sell	22,892,843	30,085,774	1/07/14	101,771	—
Japanese Yen	DBAB	Sell	95,091,000	1,098,315	1/07/14	68,062	—
Chilean Peso	DBAB	Buy	125,650,000	254,249	1/08/14	753	—
Malaysian Ringgit	DBAB	Buy	12,301,000	3,976,659	1/08/14	—	(72,826)
Euro	DBAB	Sell	22,540	30,070	1/09/14	548	—
Chilean Peso	DBAB	Buy	176,530,000	358,509	1/10/14	—	(335)
Japanese Yen	CITI	Sell	83,690,000	959,209	1/10/14	52,436	—
Japanese Yen	HSBK	Sell	276,930,000	3,175,803	1/10/14	175,294	—
Chilean Peso	MSCO	Buy	198,000,000	402,316	1/13/14	—	(726)
Euro	UBSW	Sell	1,738,694	2,276,206	1/13/14	—	(1,201)
Japanese Yen	UBSW	Sell	251,020,000	2,870,564	1/14/14	150,618	—
Japanese Yen	HSBK	Sell	218,790,000	2,491,913	1/15/14	121,161	—
Euro	DBAB	Sell	186,978	250,695	1/16/14	5,776	—
Japanese Yen	UBSW	Sell	240,140,000	2,705,772	1/16/14	103,636	—
Japanese Yen	DBAB	Sell	83,940,000	946,080	1/16/14	36,513	—
Malaysian Ringgit	JPHQ	Buy	496,000	161,643	1/16/14	—	(4,300)
Japanese Yen	DBAB	Sell	1,995,960,000	22,515,466	1/17/14	887,080	—
Japanese Yen	HSBK	Sell	126,059,100	1,430,052	1/17/14	64,065	—
Japanese Yen	JPHQ	Sell	3,624,710,000	40,937,100	1/17/14	1,659,446	—
Malaysian Ringgit	HSBK	Buy	1,124,388	363,727	1/23/14	—	(7,180)
Euro	DBAB	Sell	23,329,245	31,152,707	1/24/14	591,637	—
Japanese Yen	UBSW	Sell	183,530,000	2,080,367	1/27/14	91,311	—
Euro	CITI	Sell	137,500	184,040	1/28/14	3,908	—
Japanese Yen	HSBK	Sell	225,900,265	2,524,025	1/28/14	75,731	—
Japanese Yen	DBAB	Sell	174,474,569	1,948,348	1/28/14	57,403	—
Chilean Peso	DBAB	Buy	131,720,000	268,460	1/29/14	—	(1,821)
Chilean Peso	JPHQ	Buy	440,000,000	894,309	1/30/14	—	(3,729)
Euro	DBAB	Sell	535,750	732,960	1/30/14	31,088	—
Swedish Krona	UBSW	Buy	25,173,000	2,884,827 EUR	1/30/14	86,688	—
Swedish Krona	DBAB	Buy	9,800,000	1,125,053 EUR	1/30/14	31,164	—

44 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 45

46 | Semiannual Report

# Templeton Income Trust

**Statement of Investments, February 28, 2013 (unaudited)** *(continued)*

**Templeton Global Total Return Fund**

**Interest Rate Swap Contracts**

| Counterparty | Pay/Receive Floating Rate | Fixed Rate | Floating Rate | Notional Amount* | Expiration Date | Unrealized Appreciation | Unrealized Depreciation |
|---|---|---|---|---|---|---|---|
| JPHQ ..... | Receive | 1.812% | 3-month USD BBA LIBOR | 50,330,000 | 6/14/16 | $— | $ (2,221,879) |
| DBAB ..... | Receive | 3.523% | 3-month USD BBA LIBOR | 10,830,000 | 3/28/21 | — | (1,725,554) |
| CITI ...... | Receive | 3.440% | 3-month USD BBA LIBOR | 29,610,000 | 4/21/21 | — | (4,454,824) |
| JPHQ ..... | Receive | 3.391% | 3-month USD BBA LIBOR | 24,190,000 | 5/04/21 | — | (3,516,822) |
| JPHQ ..... | Receive | 3.076% | 3-month USD BBA LIBOR | 11,000,000 | 6/14/21 | — | (1,272,834) |
| CITI ...... | Receive | 4.347% | 3-month USD BBA LIBOR | 4,680,000 | 2/25/41 | — | (1,319,111) |
| JPHQ ..... | Receive | 4.349% | 3-month USD BBA LIBOR | 4,680,000 | 2/25/41 | — | (1,348,215) |
| JPHQ ..... | Receive | 4.320% | 3-month USD BBA LIBOR | 3,510,000 | 2/28/41 | — | (974,647) |
| JPHQ ..... | Receive | 4.299% | 3-month USD BBA LIBOR | 1,170,000 | 3/01/41 | — | (341,939) |
| Net unrealized appreciation (depreciation) ........ | | | | | | — | $(17,175,825) |

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page 67.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton Global Total Return Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton Global Total Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates,

52 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivatives listed on an exchange are valued at the official closing price of the day.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to

Semiannual Report | 53

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund purchases securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

54 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net liability position. At February 28, 2013, the Fund had OTC derivatives in a net liability position of $6,091,583 and the aggregate value of collateral pledged for such contracts was $6,810,000.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

Semiannual Report | 55

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

At February 28, 2013, the Fund held $46,157,641 in United Kingdom Treasury Bonds and Notes and United States Treasury Bonds and Notes as collateral for derivatives.

See Note 11 regarding other derivative information.

e. Restricted Cash

At February 28, 2013, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender, and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

g. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

56 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Senior Floating Rate Interests (continued)

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Semiannual Report | 57

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

58 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2013, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Semiannual Report | 59

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

Effective November 1, 2012, FT Services has voluntarily agreed to waive or limit its fund administration fees so that such fees do not exceed 0.185% on fund asset levels over $2.5 billion and 0.175% on fund asset levels over $5 billion. FT Services may discontinue this waiver at any time.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

60 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 28, 2013, the Fund paid transfer agent fees of $1,520,390, of which $657,444 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and FT Services contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund did not exceed 0.84% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2012. Effective January 1, 2013, this contractual waiver was eliminated.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2013, there were no credits earned.

5. INCOME TAXES

At February 28, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Semiannual Report | 61

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

5. INCOME TAXES (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles and notional principal contracts.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2013, aggregated $1,260,869,320 and $446,003,036, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At February 28, 2013, the Fund had 31.81% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At February 28, 2013, the value of this security represents less than 0.05% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

62 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

10. RESTRICTED SECURITIES

The Fund invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 28, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

11. OTHER DERIVATIVE INFORMATION

At February 28, 2013, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

Semiannual Report | 63

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

11. OTHER DERIVATIVE INFORMATION (continued)

For the period ended February 28, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended February 28, 2013, the average month end market value of derivatives represented 3.21% of average month end net assets. The average month end number of open derivative contracts for the period was 668.

See Note 1(d) regarding derivative financial instruments.

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2013, the Fund did not use the Global Credit Facility.

64 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

aIncludes common and preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at February 28, 2013.
cFor detailed categories, see the accompanying Statement of Investments.

Semiannual Report | 65

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

13. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

14. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 67

Templeton Income Trust

Shareholder Information

Templeton Global Total Return Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

68 | Semiannual Report

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no changes in the

Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on
Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and
Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and
Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date: April 26, 2013

By /s/MARK H. OTANI
Mark H. Otani
Chief Financial Officer and
Chief Accounting Officer
Date: April 26, 2013